UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02652

Name of Registrant:	Vanguard Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026—June 30, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

500 Index Fund Investor Shares - VFINX

500 Index Fund ETF Shares - VOO

500 Index Fund Admiral™ Shares - VFIAX

500 Index Fund Institutional Select Shares - VFFSX

Morningstar Value Index Fund Investor Shares - VIVAX

Morningstar Value Index Fund ETF Shares - VTV

Morningstar Value Index Fund Admiral™ Shares - VVIAX

Morningstar Value Index Fund Institutional Shares - VIVIX

Morningstar Growth Index Fund Investor Shares - VIGRX

Morningstar Growth Index Fund ETF Shares - VUG

Morningstar Growth Index Fund Admiral™ Shares - VIGAX

Morningstar Growth Index Fund Institutional Shares - VIGIX

Morningstar Large-Cap Index Fund Investor Shares - VLACX

Morningstar Large-Cap Index Fund ETF Shares - VV

Morningstar Large-Cap Index Fund Admiral™ Shares - VLCAX

Morningstar Large-Cap Index Fund Institutional Shares - VLISX

Vanguard 500 Index Fund

Investor Shares (VFINX)

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$1,675,038
Number of Portfolio Holdings	519
Portfolio Turnover Rate	1%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Communication Services	9.7%
Consumer Discretionary	9.3%
Consumer Staples	4.6%
Energy	3.0%
Financials	11.6%
Health Care	8.9%
Industrials	8.9%
Information Technology	38.0%
Materials	1.8%
Real Estate	1.8%
Utilities	2.2%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR40

Vanguard 500 Index Fund

ETF Shares (VOO) NYSE Arca

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$1,675,038
Number of Portfolio Holdings	519
Portfolio Turnover Rate	1%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Communication Services	9.7%
Consumer Discretionary	9.3%
Consumer Staples	4.6%
Energy	3.0%
Financials	11.6%
Health Care	8.9%
Industrials	8.9%
Information Technology	38.0%
Materials	1.8%
Real Estate	1.8%
Utilities	2.2%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR968

Vanguard 500 Index Fund

Admiral™ Shares (VFIAX)

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$2	0.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$1,675,038
Number of Portfolio Holdings	519
Portfolio Turnover Rate	1%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Communication Services	9.7%
Consumer Discretionary	9.3%
Consumer Staples	4.6%
Energy	3.0%
Financials	11.6%
Health Care	8.9%
Industrials	8.9%
Information Technology	38.0%
Materials	1.8%
Real Estate	1.8%
Utilities	2.2%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR540

Vanguard 500 Index Fund

Institutional Select Shares (VFFSX)

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$1,675,038
Number of Portfolio Holdings	519
Portfolio Turnover Rate	1%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Communication Services	9.7%
Consumer Discretionary	9.3%
Consumer Staples	4.6%
Energy	3.0%
Financials	11.6%
Health Care	8.9%
Industrials	8.9%
Information Technology	38.0%
Materials	1.8%
Real Estate	1.8%
Utilities	2.2%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1940

Vanguard Morningstar Value Index Fund

Investor Shares (VIVAX)

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Value Index Fund (the "Fund") (formerly known as Vanguard Value Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$254,207
Number of Portfolio Holdings	325
Portfolio Turnover Rate	5%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Basic Materials	2.2%
Consumer Discretionary	8.2%
Consumer Staples	7.6%
Energy	6.9%
Financials	21.0%
Health Care	14.1%
Industrials	16.5%
Real Estate	2.5%
Technology	11.9%
Telecommunications	3.3%
Utilities	5.3%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR6

Vanguard Morningstar Value Index Fund

ETF Shares (VTV) NYSE Arca

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Value Index Fund (the "Fund") (formerly known as Vanguard Value Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$254,207
Number of Portfolio Holdings	325
Portfolio Turnover Rate	5%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Basic Materials	2.2%
Consumer Discretionary	8.2%
Consumer Staples	7.6%
Energy	6.9%
Financials	21.0%
Health Care	14.1%
Industrials	16.5%
Real Estate	2.5%
Technology	11.9%
Telecommunications	3.3%
Utilities	5.3%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR966

Vanguard Morningstar Value Index Fund

Admiral™ Shares (VVIAX)

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Value Index Fund (the "Fund") (formerly known as Vanguard Value Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$254,207
Number of Portfolio Holdings	325
Portfolio Turnover Rate	5%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Basic Materials	2.2%
Consumer Discretionary	8.2%
Consumer Staples	7.6%
Energy	6.9%
Financials	21.0%
Health Care	14.1%
Industrials	16.5%
Real Estate	2.5%
Technology	11.9%
Telecommunications	3.3%
Utilities	5.3%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR506

Vanguard Morningstar Value Index Fund

Institutional Shares (VIVIX)

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Value Index Fund (the "Fund") (formerly known as Vanguard Value Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$254,207
Number of Portfolio Holdings	325
Portfolio Turnover Rate	5%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Basic Materials	2.2%
Consumer Discretionary	8.2%
Consumer Staples	7.6%
Energy	6.9%
Financials	21.0%
Health Care	14.1%
Industrials	16.5%
Real Estate	2.5%
Technology	11.9%
Telecommunications	3.3%
Utilities	5.3%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR867

Vanguard Morningstar Growth Index Fund

Investor Shares (VIGRX)

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Growth Index Fund (the "Fund") (formerly known as Vanguard Growth Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$378,844
Number of Portfolio Holdings	149
Portfolio Turnover Rate	6%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Basic Materials	0.4%
Consumer Discretionary	13.9%
Consumer Staples	0.2%
Energy	0.3%
Financials	1.2%
Health Care	4.6%
Industrials	7.6%
Real Estate	1.0%
Technology	69.2%
Telecommunications	1.5%
Utilities	0.1%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR9

Vanguard Morningstar Growth Index Fund

ETF Shares (VUG) NYSE Arca

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Growth Index Fund (the "Fund") (formerly known as Vanguard Growth Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$378,844
Number of Portfolio Holdings	149
Portfolio Turnover Rate	6%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Basic Materials	0.4%
Consumer Discretionary	13.9%
Consumer Staples	0.2%
Energy	0.3%
Financials	1.2%
Health Care	4.6%
Industrials	7.6%
Real Estate	1.0%
Technology	69.2%
Telecommunications	1.5%
Utilities	0.1%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR967

Vanguard Morningstar Growth Index Fund

Admiral™ Shares (VIGAX)

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Growth Index Fund (the "Fund") (formerly known as Vanguard Growth Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$378,844
Number of Portfolio Holdings	149
Portfolio Turnover Rate	6%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Basic Materials	0.4%
Consumer Discretionary	13.9%
Consumer Staples	0.2%
Energy	0.3%
Financials	1.2%
Health Care	4.6%
Industrials	7.6%
Real Estate	1.0%
Technology	69.2%
Telecommunications	1.5%
Utilities	0.1%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR509

Vanguard Morningstar Growth Index Fund

Institutional Shares (VIGIX)

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Growth Index Fund (the "Fund") (formerly known as Vanguard Growth Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$378,844
Number of Portfolio Holdings	149
Portfolio Turnover Rate	6%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Basic Materials	0.4%
Consumer Discretionary	13.9%
Consumer Staples	0.2%
Energy	0.3%
Financials	1.2%
Health Care	4.6%
Industrials	7.6%
Real Estate	1.0%
Technology	69.2%
Telecommunications	1.5%
Utilities	0.1%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR868

Vanguard Morningstar Large-Cap Index Fund

Investor Shares (VLACX)

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Large-Cap Index Fund (formerly Vanguard Large-Cap Index Fund) (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$73,819
Number of Portfolio Holdings	451
Portfolio Turnover Rate	2%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Basic Materials	1.1%
Consumer Discretionary	12.3%
Consumer Staples	3.3%
Energy	3.0%
Financials	9.5%
Health Care	8.5%
Industrials	11.1%
Real Estate	1.6%
Technology	44.8%
Telecommunications	2.2%
Utilities	2.3%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR307

Vanguard Morningstar Large-Cap Index Fund

ETF Shares (VV) NYSE Arca

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Large-Cap Index Fund (formerly Vanguard Large-Cap Index Fund) (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$73,819
Number of Portfolio Holdings	451
Portfolio Turnover Rate	2%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Basic Materials	1.1%
Consumer Discretionary	12.3%
Consumer Staples	3.3%
Energy	3.0%
Financials	9.5%
Health Care	8.5%
Industrials	11.1%
Real Estate	1.6%
Technology	44.8%
Telecommunications	2.2%
Utilities	2.3%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR961

Vanguard Morningstar Large-Cap Index Fund

Admiral™ Shares (VLCAX)

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Large-Cap Index Fund (formerly Vanguard Large-Cap Index Fund) (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$73,819
Number of Portfolio Holdings	451
Portfolio Turnover Rate	2%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Basic Materials	1.1%
Consumer Discretionary	12.3%
Consumer Staples	3.3%
Energy	3.0%
Financials	9.5%
Health Care	8.5%
Industrials	11.1%
Real Estate	1.6%
Technology	44.8%
Telecommunications	2.2%
Utilities	2.3%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5307

Vanguard Morningstar Large-Cap Index Fund

Institutional Shares (VLISX)

Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Large-Cap Index Fund (formerly Vanguard Large-Cap Index Fund) (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of June 30, 2026)

Table Summary
Fund Net Assets (in millions)	$73,819
Number of Portfolio Holdings	451
Portfolio Turnover Rate	2%

Portfolio Composition % of Net Assets  (as of June 30, 2026)

Table Summary
Basic Materials	1.1%
Consumer Discretionary	12.3%
Consumer Staples	3.3%
Energy	3.0%
Financials	9.5%
Health Care	8.5%
Industrials	11.1%
Real Estate	1.6%
Technology	44.8%
Telecommunications	2.2%
Utilities	2.3%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR807

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2026
Vanguard 500 Index Fund

Contents
Financial Statements	1

500 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (9.7%)
	Alphabet Inc. Class A	152,316,037	54,433,182
	Alphabet Inc. Class C	122,774,096	43,379,772
	Meta Platforms Inc. Class A	57,048,772	32,135,003
*	Netflix Inc.	109,375,220	7,809,391
	Verizon Communications Inc.	108,448,987	4,591,730
	Walt Disney Co.	45,093,703	4,340,269
	AT&T Inc.	180,471,149	3,735,753
	Comcast Corp. Class A	92,536,821	2,271,779
	T-Mobile US Inc.	12,085,361	2,027,078
*	Warner Bros Discovery Inc.	64,378,988	1,716,344
	Electronic Arts Inc.	5,851,497	1,199,791
*	Take-Two Interactive Software Inc.	4,521,418	1,130,264
*	Live Nation Entertainment Inc.	4,111,798	752,911
	Omnicom Group Inc.	7,392,684	538,409
*,1	EchoStar Corp. Class A	3,541,753	359,488
	TKO Group Holdings Inc.	1,633,710	328,882
*	Charter Communications Inc. Class A	2,172,342	308,929
	Fox Corp. Class A	5,174,756	269,915
	News Corp. Class A	9,481,232	235,419
*	Trade Desk Inc. Class A	11,086,894	200,451
	Fox Corp. Class B	3,619,005	169,514
	News Corp. Class B	3,126,233	87,722
[1]	Paramount Skydance Corp. Class B	8,199,117	80,843
			162,102,839
Consumer Discretionary (9.3%)
*	Amazon.com Inc.	254,286,641	60,606,678
*	Tesla Inc.	73,132,283	30,759,438
	Home Depot Inc.	25,868,377	9,123,259
	McDonald's Corp.	18,454,520	4,988,441
	TJX Cos. Inc.	28,724,722	4,351,795
	Booking Holdings Inc.	20,115,981	3,585,472
	Lowe's Cos. Inc.	14,547,168	3,207,505
	Starbucks Corp.	29,606,675	3,025,506
	Marriott International Inc. Class A	5,685,814	2,107,106
	Royal Caribbean Cruises Ltd.	6,477,584	2,056,827
*	O'Reilly Automotive Inc.	21,522,502	1,982,007
	Hilton Worldwide Holdings Inc.	5,912,973	1,954,001
*	DoorDash Inc. Class A	9,832,428	1,814,378
	General Motors Co.	23,420,551	1,805,256
	Ross Stores Inc.	8,367,333	1,780,987
*	Airbnb Inc. Class A	10,853,609	1,553,151
	Ford Motor Co.	101,664,964	1,413,143
*	AutoZone Inc.	429,576	1,372,899
	eBay Inc.	11,529,280	1,288,397
	NIKE Inc. Class B	31,162,866	1,279,236
*	Carvana Co.	18,611,439	1,225,005
	Yum! Brands Inc.	7,158,125	1,144,298
*	Chipotle Mexican Grill Inc.	33,311,740	1,132,599
	DR Horton Inc.	6,849,825	1,115,700
	Garmin Ltd.	4,257,557	1,011,340
	Carnival Corp. Ltd.	33,416,838	954,719
	Tapestry Inc.	5,248,518	768,278
	Expedia Group Inc.	2,972,767	760,672
	Williams-Sonoma Inc.	3,058,994	713,052
	PulteGroup Inc.	4,946,504	678,710
	Darden Restaurants Inc.	2,973,808	612,634
*	Ulta Beauty Inc.	1,130,169	509,684
	Lennar Corp. Class A	5,591,159	505,944
*	NVR Inc.	72,883	496,581

500 Index Fund
		Shares	Market Value• ($000)
	Tractor Supply Co.	13,621,393	430,572
	Genuine Parts Co.	3,574,308	421,697
	Ralph Lauren Corp.	1,004,189	403,092
	Best Buy Co. Inc.	5,091,569	386,348
*	Deckers Outdoor Corp.	3,687,156	366,098
	Las Vegas Sands Corp.	7,742,583	357,630
*	Aptiv plc	5,495,312	337,302
*	Lululemon Athletica Inc.	2,718,719	310,423
	Hasbro Inc.	3,491,465	288,360
*	Norwegian Cruise Line Holdings Ltd.	11,926,268	251,764
*	MGM Resorts International	4,985,861	238,374
	Domino's Pizza Inc.	794,554	235,220
	Wynn Resorts Ltd.	2,178,733	211,533
			155,923,111
Consumer Staples (4.6%)
	Walmart Inc.	113,881,069	12,898,170
	Costco Wholesale Corp.	11,522,771	10,779,207
	Procter & Gamble Co.	60,489,328	8,870,155
	Coca-Cola Co.	100,585,960	8,174,621
	Philip Morris International Inc.	40,486,830	7,324,472
	PepsiCo Inc.	35,503,628	4,807,191
	Altria Group Inc.	43,373,647	3,120,734
	Mondelez International Inc. Class A	33,345,384	1,928,697
	Colgate-Palmolive Co.	20,782,630	1,905,352
*	Monster Beverage Corp.	18,544,975	1,782,543
	Target Corp.	11,799,573	1,541,142
	Keurig Dr Pepper Inc.	35,343,062	1,156,779
	Sysco Corp.	12,420,536	1,038,108
	Archer-Daniels-Midland Co.	12,518,824	956,438
	Kenvue Inc.	49,875,972	953,130
	Kimberly-Clark Corp.	8,621,410	946,372
	Casey's General Stores Inc.	959,593	762,675
	Kroger Co.	13,727,519	762,289
	Hershey Co.	3,848,871	675,284
	Dollar General Corp.	5,720,204	658,453
	Church & Dwight Co. Inc.	6,156,409	596,433
*,1	Dollar Tree Inc.	4,702,975	568,825
	Kraft Heinz Co.	22,179,315	523,876
	Estee Lauder Cos. Inc. Class A	6,424,108	507,183
	Constellation Brands Inc. Class A	3,622,349	503,833
	General Mills Inc.	13,862,332	482,409
	Tyson Foods Inc. Class A	7,328,904	419,580
	Bunge Global SA	3,527,433	376,483
	McCormick & Co. Inc.	6,597,541	332,648
	J M Smucker Co.	2,770,963	311,733
	Clorox Co.	3,142,393	299,910
	Hormel Foods Corp.	7,576,567	188,050
	Molson Coors Beverage Co. Class B	4,164,461	162,247
	Brown-Forman Corp. Class B	4,371,890	116,511
	Conagra Brands Inc.	3,810	51
			76,431,584
Energy (3.0%)
	Exxon Mobil Corp.	107,657,560	14,718,942
	Chevron Corp.	48,629,426	8,060,814
	ConocoPhillips	31,645,507	3,289,867
	Williams Cos. Inc.	31,768,785	2,361,691
	Valero Energy Corp.	7,710,423	2,008,103
	Marathon Petroleum Corp.	7,582,290	1,938,564
	SLB Ltd.	38,836,381	1,805,503
	EOG Resources Inc.	13,833,116	1,794,570
	Phillips 66	10,414,190	1,760,519
	Kinder Morgan Inc.	50,857,881	1,625,926
	Targa Resources Corp.	5,576,087	1,495,172
	Baker Hughes Co.	25,771,068	1,430,294
	ONEOK Inc.	16,366,384	1,422,893
	Devon Energy Corp.	29,950,460	1,237,553
	Occidental Petroleum Corp.	18,862,895	916,171
	Diamondback Energy Inc.	5,041,839	886,254
	EQT Corp.	16,248,555	863,936

500 Index Fund
		Shares	Market Value• ($000)
	Halliburton Co.	21,700,832	736,743
	Texas Pacific Land Corp.	1,505,460	658,850
	Expand Energy Corp.	6,213,439	566,604
	APA Corp.	9,182,635	299,078
			49,878,047
Financials (11.6%)
*	Berkshire Hathaway Inc. Class B	47,622,161	23,829,653
	JPMorgan Chase & Co. (XYNS)	64,281,691	21,041,326
	Visa Inc. Class A (XNYS)	42,255,836	14,497,555
	Mastercard Inc. Class A	20,955,460	10,762,724
	Bank of America Corp. (XNYS)	169,553,926	9,661,183
	Goldman Sachs Group Inc. (XYNS)	7,328,332	7,411,655
	Wells Fargo & Co.	79,480,088	6,568,235
	Morgan Stanley	31,137,639	6,509,012
	Citigroup Inc. (XNYS)	42,633,189	5,966,941
	American Express Co.	13,824,699	4,676,204
	Charles Schwab Corp.	42,451,549	3,917,004
	Blackrock Inc.	3,748,325	3,604,239
	Progressive Corp.	15,178,349	3,315,710
	Capital One Financial Corp.	16,164,993	3,243,021
	S&P Global Inc.	7,874,864	3,207,117
	Chubb Ltd.	9,370,177	3,192,794
	Bank of New York Mellon Corp.	17,830,157	2,578,419
	PNC Financial Services Group Inc.	10,431,210	2,568,373
	US Bancorp	40,321,571	2,435,423
	Blackstone Inc.	19,295,783	2,270,535
	Marsh & McLennan Cos. Inc.	12,512,840	2,085,515
	CME Group Inc.	9,412,266	2,078,511
*	Robinhood Markets Inc. Class A	20,552,801	2,061,035
	Aon plc Class A (XNYS)	5,548,342	1,840,330
	Travelers Cos. Inc.	5,521,721	1,822,831
	Intercontinental Exchange Inc.	14,688,697	1,808,326
	Moody's Corp.	3,901,972	1,767,281
	KKR & Co. Inc.	17,959,629	1,648,335
	Truist Financial Corp.	32,356,498	1,612,001
	Allstate Corp.	6,684,792	1,590,579
	Arthur J Gallagher & Co.	6,671,901	1,531,668
	Apollo Global Management Inc.	11,980,464	1,417,409
	Aflac Inc.	11,897,007	1,394,924
	Fifth Third Bancorp	23,545,159	1,327,241
	State Street Corp.	7,188,033	1,219,090
	MetLife Inc.	14,037,500	1,187,713
	Ameriprise Financial Inc.	2,335,337	1,071,359
	MSCI Inc.	1,891,438	1,059,281
*	Block Inc. (XNYS)	13,897,077	1,056,178
	American International Group Inc.	13,768,868	1,026,194
	Interactive Brokers Group Inc. Class A	11,572,519	1,007,272
	Prudential Financial Inc.	9,012,700	972,741
	Hartford Insurance Group Inc.	7,119,173	943,433
	Huntington Bancshares Inc.	52,656,160	933,594
	PayPal Holdings Inc. (XNGS)	21,306,542	920,017
	Nasdaq Inc.	11,606,001	914,785
	M&T Bank Corp.	3,801,825	904,872
*	Arch Capital Group Ltd.	9,035,003	876,937
*	Coinbase Global Inc. Class A	5,778,188	844,713
	Northern Trust Corp.	4,807,295	835,700
	Citizens Financial Group Inc.	10,983,919	769,643
	Cincinnati Financial Corp.	4,018,135	743,918
*	Fiserv Inc.	13,851,405	679,411
[1]	Raymond James Financial Inc.	4,439,679	674,964
	Regions Financial Corp.	22,161,565	669,279
	Synchrony Financial	8,733,260	664,164
	Cboe Global Markets Inc.	2,718,477	659,693
	Willis Towers Watson plc	2,454,411	641,509
	T Rowe Price Group Inc.	5,564,119	632,585
	Ares Management Corp. Class A	5,482,108	610,213
*	Corpay Inc.	1,696,813	565,497
	KeyCorp	23,934,441	551,689
	Principal Financial Group Inc.	5,104,289	550,140

500 Index Fund
		Shares	Market Value• ($000)
	W R Berkley Corp.	7,636,450	538,599
	Fidelity National Information Services Inc.	13,426,052	522,005
	Loews Corp.	4,383,472	496,253
	Brown & Brown Inc.	7,571,754	485,728
	Global Payments Inc. (XNYS)	5,369,835	389,635
	Everest Group Ltd.	1,026,340	366,639
	Globe Life Inc.	2,015,991	360,217
	Assurant Inc.	1,288,015	345,871
	Invesco Ltd.	11,516,234	303,913
	Franklin Resources Inc.	7,964,135	264,967
	Jack Henry & Associates Inc.	1,845,702	254,227
	FactSet Research Systems Inc.	945,309	217,497
	Erie Indemnity Co. Class A	659,160	158,034
			194,133,278
Health Care (8.9%)
	Eli Lilly & Co.	20,548,671	24,646,692
	Johnson & Johnson	62,528,796	15,880,438
	AbbVie Inc.	45,894,828	11,548,974
	UnitedHealth Group Inc.	23,589,295	9,804,419
	Merck & Co. Inc.	64,150,856	8,243,385
	Amgen Inc.	14,020,856	5,077,232
	Thermo Fisher Scientific Inc.	9,651,879	4,839,066
	Abbott Laboratories	45,247,066	4,105,719
	Gilead Sciences Inc.	32,251,204	4,074,617
*	Intuitive Surgical Inc.	9,198,405	3,658,022
	Pfizer Inc.	148,055,512	3,565,177
	CVS Health Corp.	33,144,255	3,428,773
*	Vertex Pharmaceuticals Inc.	6,592,422	3,274,654
	Danaher Corp.	16,363,510	3,116,921
	Bristol-Myers Squibb Co.	53,047,466	3,056,595
	Stryker Corp.	8,963,454	2,822,054
	Medtronic plc	33,351,485	2,609,087
	McKesson Corp.	3,121,565	2,358,654
	Elevance Health Inc. (XNYS)	5,589,584	2,161,660
	Cigna Group	6,870,735	1,894,124
*	Boston Scientific Corp.	38,611,452	1,647,937
	Regeneron Pharmaceuticals Inc.	2,594,549	1,617,805
	HCA Healthcare Inc.	4,034,357	1,572,955
	Cardinal Health Inc.	6,082,026	1,444,846
	Cencora Inc.	5,054,054	1,430,196
*	Edwards Lifesciences Corp.	14,955,304	1,352,857
	Humana Inc.	3,119,147	1,238,988
	Becton Dickinson & Co.	7,153,108	1,082,480
*	IDEXX Laboratories Inc.	2,048,001	1,078,150
	Agilent Technologies Inc.	7,340,907	975,093
*	Waters Corp.	2,551,503	956,916
*	IQVIA Holdings Inc.	4,333,695	837,357
*	Biogen Inc.	3,836,988	829,020
	Zoetis Inc.	10,888,932	782,479
*	Centene Corp.	12,186,952	782,280
	GE HealthCare Technologies Inc.	11,814,690	756,258
	ResMed Inc.	3,767,218	734,155
*	Veeva Systems Inc. Class A	3,899,674	692,075
*	Dexcom Inc.	10,024,256	675,134
*	Mettler-Toledo International Inc.	523,374	668,615
	West Pharmaceutical Services Inc.	1,834,804	658,695
*	Moderna Inc.	9,176,506	642,631
	Quest Diagnostics Inc.	2,875,103	609,378
	Labcorp Holdings Inc.	2,129,763	596,334
	STERIS plc	2,548,531	536,644
*	Incyte Corp.	4,357,457	493,961
	Viatris Inc.	30,255,873	480,463
	Zimmer Biomet Holdings Inc.	5,022,961	432,427
*	Cooper Cos. Inc.	5,069,056	363,502
	Revvity Inc.	2,897,314	322,355
*	Solventum Corp.	3,825,148	295,110
*	Align Technology Inc.	1,729,431	291,686
	Bio-Techne Corp.	4,066,636	287,308
	Baxter International Inc.	13,415,205	286,012

500 Index Fund
		Shares	Market Value• ($000)
*	Charles River Laboratories International Inc.	1,250,774	283,663
*	Insulet Corp.	1,797,121	273,612
*	Henry Schein Inc.	2,513,394	209,919
	Universal Health Services Inc. Class B	1,383,774	205,753
*	DaVita Inc.	832,243	185,157
*,2	Hologic Inc. CVR	5,698,228	57
*,2	ABIOMED Inc. CVR	180	—
			148,776,526
Industrials (8.9%)
	Caterpillar Inc. (XNYS)	11,962,226	12,738,574
	General Electric Co.	27,098,884	10,127,666
	GE Vernova Inc.	6,979,818	8,200,309
	RTX Corp.	34,982,475	6,637,225
*	Boeing Co.	20,477,568	4,432,779
	Eaton Corp. plc	10,085,661	4,297,702
	Union Pacific Corp.	15,421,199	4,194,566
	Deere & Co.	6,524,476	4,138,671
*	Uber Technologies Inc.	52,867,772	3,814,938
	Vertiv Holdings Co. Class A	9,977,776	3,340,759
	Parker-Hannifin Corp.	3,274,176	3,202,537
	Trane Technologies plc	5,739,738	2,819,130
	Quanta Services Inc.	3,898,506	2,807,080
	Howmet Aerospace Inc.	10,393,345	2,794,355
	Lockheed Martin Corp.	5,271,513	2,685,625
	Cummins Inc.	3,584,072	2,556,196
	General Dynamics Corp.	6,592,915	2,335,474
	Automatic Data Processing Inc.	10,381,666	2,324,974
	Johnson Controls International plc	15,847,684	2,315,505
	CSX Corp.	48,267,375	2,294,148
	3M Co.	13,547,321	2,193,447
	Waste Management Inc.	9,595,861	2,138,726
	United Parcel Service Inc. Class B (XNYS)	19,397,268	2,085,206
	Emerson Electric Co.	14,546,759	2,082,369
	TransDigm Group Inc.	1,452,798	1,935,185
	Honeywell International Inc.	8,229,988	1,842,694
	United Rentals Inc.	1,626,395	1,842,527
	Illinois Tool Works Inc.	6,800,834	1,839,422
	Norfolk Southern Corp.	5,834,293	1,835,410
*	Honeywell Aerospace Inc.	8,229,988	1,819,486
	Comfort Systems USA Inc.	914,446	1,812,386
	FedEx Corp.	5,702,246	1,785,544
	Northrop Grumman Corp.	3,467,030	1,765,793
	PACCAR Inc.	13,669,750	1,642,010
	Delta Air Lines Inc.	16,974,100	1,589,794
	WW Grainger Inc.	1,126,824	1,532,931
	Cintas Corp.	8,833,535	1,502,408
	Carrier Global Corp.	20,278,259	1,487,410
	AMETEK Inc.	5,953,551	1,440,402
	Fastenal Co.	29,819,998	1,432,255
	Rockwell Automation Inc.	2,889,525	1,430,546
	L3Harris Technologies Inc.	4,838,640	1,406,060
	Westinghouse Air Brake Technologies Corp.	4,407,579	1,188,283
*	Axon Enterprise Inc.	2,094,277	1,174,073
*	United Airlines Holdings Inc.	8,430,011	1,146,397
	Republic Services Inc.	5,195,210	1,106,995
	Old Dominion Freight Line Inc.	4,753,717	1,029,655
	EMCOR Group Inc.	1,153,929	957,623
	Paychex Inc.	8,375,813	823,594
	Dover Corp.	3,498,092	784,552
	Ingersoll Rand Inc. (XYNS)	9,251,471	758,528
	Xylem Inc.	6,172,913	729,700
	Hubbell Inc.	1,373,152	718,433
	Otis Worldwide Corp.	9,966,219	713,581
	Southwest Airlines Co.	12,693,713	652,711
*	Copart Inc.	23,018,088	648,880
	Verisk Analytics Inc.	3,400,770	610,540
	CH Robinson Worldwide Inc.	3,062,450	576,782
	Veralto Corp.	6,376,722	565,488
	JB Hunt Transport Services Inc.	1,934,818	559,994

500 Index Fund
		Shares	Market Value• ($000)
	Expeditors International of Washington Inc.	3,395,918	553,467
	Snap-on Inc.	1,345,096	541,267
	Equifax Inc.	3,092,407	490,827
	Fortive Corp.	7,917,000	483,650
	Lennox International Inc.	821,316	470,573
*	Generac Holdings Inc.	1,528,177	447,466
	IDEX Corp.	1,921,925	436,181
*	Fedex Freight Holding Co. Inc.	2,824,526	426,503
	Masco Corp.	5,238,718	426,274
	Nordson Corp.	1,377,300	415,518
	Textron Inc.	4,517,588	414,398
	Broadridge Financial Solutions Inc.	3,004,123	411,415
	Jacobs Solutions Inc.	3,066,824	386,420
	Stanley Black & Decker Inc.	4,035,514	379,823
	Leidos Holdings Inc.	3,266,057	336,306
	Pentair plc	4,197,402	321,773
	Rollins Inc.	7,629,664	318,462
	Allegion plc	2,232,245	313,608
	Huntington Ingalls Industries Inc.	1,020,759	285,700
*	Builders FirstSource Inc.	2,791,711	249,802
	A O Smith Corp.	2,908,235	182,405
			149,537,871
Information Technology (38.0%)
	NVIDIA Corp.	629,128,862	125,882,394
	Apple Inc.	381,525,883	110,398,329
	Microsoft Corp.	192,963,340	71,979,185
	Broadcom Inc.	122,987,848	46,458,660
	Micron Technology Inc.	29,296,207	33,816,319
*	Advanced Micro Devices Inc.	42,357,399	24,605,837
*	Intel Corp.	122,734,554	17,137,426
	Applied Materials Inc.	20,615,568	14,905,056
	Lam Research Corp.	32,486,445	14,077,351
	Cisco Systems Inc.	102,603,094	12,051,759
	KLA Corp.	33,930,306	10,237,113
*	Sandisk Corp.	3,845,017	8,742,530
*	Palo Alto Networks Inc.	21,067,384	7,184,399
	Texas Instruments Inc.	23,642,152	7,047,016
*	Palantir Technologies Inc. Class A	59,648,330	6,959,171
	International Business Machines Corp.	24,417,166	6,866,351
	Marvell Technology Inc.	22,748,149	6,776,446
	Oracle Corp.	44,079,434	6,459,841
	Western Digital Corp.	8,955,631	5,720,141
	Amphenol Corp. Class A	31,956,504	5,634,571
	Seagate Technology Holdings plc	5,828,171	5,624,185
	Corning Inc.	20,345,811	5,196,930
	QUALCOMM Inc.	27,372,364	5,058,139
*	Crowdstrike Holdings Inc. Class A	6,613,397	5,046,948
	Analog Devices Inc.	12,682,375	5,037,059
*	Arista Networks Inc.	26,820,388	4,556,248
*	AppLovin Corp. Class A	6,988,563	3,600,717
	Salesforce Inc.	21,202,629	3,321,604
	Dell Technologies Inc. Class C	7,512,892	3,241,512
*	Cadence Design Systems Inc.	7,164,888	2,689,126
*	ServiceNow Inc.	26,784,527	2,659,168
*	Fortinet Inc.	16,174,435	2,484,717
*	Datadog Inc. Class A	8,595,424	2,237,905
*	Synopsys Inc.	4,976,925	2,220,057
*	Adobe Inc.	10,497,049	2,152,105
*	Coherent Corp.	5,086,088	2,006,309
	Accenture plc Class A	15,947,125	1,984,460
	Teradyne Inc.	4,065,850	1,967,221
	Intuit Inc.	7,182,112	1,874,531
	NXP Semiconductors NV	6,560,211	1,843,616
*	Ciena Corp.	3,672,277	1,801,472
	Motorola Solutions Inc.	4,313,457	1,791,336
	Monolithic Power Systems Inc.	1,276,748	1,764,925
*	Lumentum Holdings Inc.	2,024,163	1,736,853
*	Keysight Technologies Inc.	4,454,441	1,559,366
	Hewlett Packard Enterprise Co.	34,466,843	1,554,799

500 Index Fund
		Shares	Market Value• ($000)
*	Flex Ltd.	9,583,210	1,553,151
	TE Connectivity plc	7,581,171	1,528,440
	Microchip Technology Inc.	14,055,228	1,281,837
*	Autodesk Inc.	5,485,129	1,066,419
	Jabil Inc.	2,741,381	1,056,748
*	ON Semiconductor Corp.	10,177,728	962,202
	Qnity Electronics Inc.	5,437,799	888,047
	Roper Technologies Inc.	2,618,519	886,081
*	Teledyne Technologies Inc.	1,203,519	802,627
	NetApp Inc. (XNGS)	5,124,961	793,139
*	Fair Isaac Corp.	603,190	720,679
*	First Solar Inc.	2,790,200	658,376
*	Workday Inc. Class A	5,289,227	647,507
*	F5 Inc.	1,465,887	609,750
	VeriSign Inc.	2,127,104	535,094
	HP Inc.	23,755,652	521,199
	Cognizant Technology Solutions Corp. Class A	12,306,596	476,634
	CDW Corp.	3,317,730	466,606
*	Akamai Technologies Inc.	3,776,058	446,368
*	Super Micro Computer Inc. (XNGS)	14,634,519	429,230
	Gen Digital Inc. (XNGS)	14,317,008	356,350
*	PTC Inc.	2,998,546	340,665
*	Zebra Technologies Corp. Class A	1,236,306	325,470
*	Tyler Technologies Inc.	1,094,988	320,240
*	Trimble Inc.	6,053,804	309,834
*	GoDaddy Inc. Class A	3,439,643	291,957
[1]	Skyworks Solutions Inc.	3,907,833	264,951
*	Gartner Inc.	1,737,341	225,194
			636,715,998
Materials (1.8%)
	Linde plc	12,007,760	6,231,307
	Newmont Corp. (XNYS)	27,722,517	2,589,283
	Freeport-McMoRan Inc.	37,342,349	2,348,460
	Sherwin-Williams Co.	5,958,110	2,051,496
	CRH plc	17,356,304	1,857,125
	Ecolab Inc.	6,578,388	1,832,805
	Air Products & Chemicals Inc.	5,785,146	1,696,089
	Corteva Inc.	17,371,348	1,471,179
	Nucor Corp.	5,915,441	1,317,665
	Vulcan Materials Co.	3,368,477	993,734
	Martin Marietta Materials Inc.	1,560,011	899,658
	Steel Dynamics Inc.	3,520,868	807,898
	PPG Industries Inc.	5,788,403	702,075
	Smurfit Westrock plc	13,628,624	630,460
	Packaging Corp. of America	2,298,751	547,746
	International Flavors & Fragrances Inc.	6,631,554	525,352
	International Paper Co.	13,757,080	524,145
	Amcor plc	12,009,839	520,627
	Dow Inc.	18,716,524	512,084
	DuPont de Nemours Inc.	3,549,861	481,503
	CF Industries Holdings Inc.	3,989,692	431,924
	Ball Corp.	6,915,114	431,503
	Albemarle Corp.	3,061,467	413,390
	LyondellBasell Industries NV Class A	6,708,124	353,183
	Avery Dennison Corp.	1,987,056	322,599
	Mosaic Co.	8,256,846	174,963
			30,668,253
Real Estate (1.8%)
	Welltower Inc.	18,338,636	4,162,320
	Prologis Inc.	24,219,441	3,281,008
	Equinix Inc.	2,563,537	2,672,205
	American Tower Corp.	12,102,934	1,979,677
	Simon Property Group Inc.	8,422,170	1,883,618
	Digital Realty Trust Inc.	8,583,636	1,541,449
	Realty Income Corp.	24,227,860	1,501,158
	Public Storage	4,104,974	1,306,654
	Ventas Inc.	12,633,169	1,121,825
*	CBRE Group Inc. Class A	7,607,467	1,024,650
	Iron Mountain Inc.	7,730,744	976,470

500 Index Fund
		Shares	Market Value• ($000)
	Crown Castle Inc.	11,335,978	858,474
	Extra Space Storage Inc.	5,488,200	797,435
	VICI Properties Inc. (XNYS)	26,026,926	691,015
	AvalonBay Communities Inc.	3,607,725	680,742
	Equity Residential	8,855,757	601,572
	Essex Property Trust Inc.	1,670,052	486,971
	SBA Communications Corp.	2,755,058	486,158
	Weyerhaeuser Co.	18,729,166	448,376
	Kimco Realty Corp.	17,518,039	444,082
	Invitation Homes Inc.	14,189,887	428,677
	Mid-America Apartment Communities Inc.	3,023,756	420,121
	Host Hotels & Resorts Inc.	16,545,103	392,284
	Healthpeak Properties Inc.	17,907,224	383,215
	Regency Centers Corp.	4,280,791	341,350
	UDR Inc.	7,677,899	306,502
*	CoStar Group Inc.	10,601,197	300,226
	Camden Property Trust	2,609,286	298,737
[1]	BXP Inc.	3,852,738	255,475
	Federal Realty Investment Trust	2,042,191	252,088
	Alexandria Real Estate Equities Inc.	4,072,531	215,233
			30,539,767
Utilities (2.2%)
	NextEra Energy Inc.	54,170,154	4,754,514
	Southern Co.	29,293,229	2,803,655
	Duke Energy Corp.	20,252,997	2,563,624
	Constellation Energy Corp.	8,304,486	2,062,585
	American Electric Power Co. Inc.	14,135,836	1,933,924
	Sempra	16,979,459	1,574,166
	Dominion Energy Inc.	22,854,085	1,560,705
	Entergy Corp.	11,897,470	1,366,543
	Vistra Corp.	8,231,959	1,305,836
	Xcel Energy Inc.	16,228,841	1,303,176
	Exelon Corp.	26,580,329	1,239,175
	Consolidated Edison Inc.	9,576,657	1,059,466
	Public Service Enterprise Group Inc.	12,944,040	1,050,538
	WEC Energy Group Inc.	8,461,607	988,062
	PG&E Corp.	57,207,527	962,231
	DTE Energy Co.	5,402,143	823,125
	Ameren Corp.	7,189,112	812,657
	NRG Energy Inc.	5,480,807	800,527
	CenterPoint Energy Inc.	16,992,558	748,352
	Atmos Energy Corp.	4,335,732	746,917
	Edison International	9,995,228	744,145
	PPL Corp.	19,548,235	710,578
	Eversource Energy	9,770,407	706,107
	American Water Works Co. Inc.	5,073,601	667,584
	FirstEnergy Corp.	13,523,990	642,931
	CMS Energy Corp.	8,024,282	613,858
	NiSource Inc.	12,455,013	592,236
	Evergy Inc.	5,986,512	517,414
	Alliant Energy Corp.	6,706,190	511,615
	Pinnacle West Capital Corp.	3,149,787	337,027
	AES Corp.	18,525,736	271,587
			36,774,860
Total Common Stocks (Cost $1,197,832,943)			1,671,482,134

500 Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 3.682% (Cost $3,608,077)	36,084,390	3,608,078
Total Investments (100.0%) (Cost $1,201,441,020)			1,675,090,212
Other Assets and Liabilities—Net (0.0%)			(52,445)
Net Assets (100%)			1,675,037,767
Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $83,575.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $86,676 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2026	2,080	785,018	10,798

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Citigroup Inc.	8/31/2027	BANA	511,040	(4.442)	—	(17,843)
Elevance Health Inc.	8/31/2026	BANA	34,453	(3.620)	—	(53)
Elevance Health Inc.	1/29/2027	JPMC	59,459	(4.320)	—	(2,763)
Global Payments Inc.	8/31/2026	BANA	45,520	(4.397)	2,911	—
Goldman Sachs Group Inc.	8/31/2027	BANA	592,622	(4.434)	—	(30,109)
JPMorgan Chase & Co.	8/31/2027	BANA	1,781,093	(4.436)	—	(42,500)
Kroger Co.	2/1/2027	GSI	64,060	(3.620)	—	(8,627)
PayPal Holdings Inc.	8/31/2026	BANA	67,413	(4.328)	1,232	—
Raymond James Financial Inc.	2/1/2027	CITNA	19,812	(4.120)	—	(602)
VICI Properties Inc.	8/31/2026	BANA	62,602	(4.333)	1,268	—
Visa Inc. Class A	8/31/2026	BANA	280,942	(3.610)	10,544	—
					15,955	(102,497)

1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

500 Index Fund
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,197,832,943)	1,671,482,134
Affiliated Issuers (Cost $3,608,077)	3,608,078
Total Investments in Securities	1,675,090,212
Investment in Vanguard	36,367
Cash	2,920
Cash Collateral Pledged—Futures Contracts	55,889
Cash Collateral Pledged—Over-the-Counter Swap Contracts	57,348
Receivables for Investment Securities Sold	4,475
Receivables for Accrued Income	778,146
Receivables for Capital Shares Issued	299,309
Variation Margin Receivable—Futures Contracts	5,111
Unrealized Appreciation—Over-the-Counter Swap Contracts	15,955
Total Assets	1,676,345,732
Liabilities
Payables for Investment Securities Purchased	579,533
Collateral for Securities on Loan	86,676
Payables for Capital Shares Redeemed	515,663
Payables to Vanguard	23,596
Unrealized Depreciation—Over-the-Counter Swap Contracts	102,497
Total Liabilities	1,307,965
Net Assets	1,675,037,767
1 Includes $83,575 of securities on loan.
At June 30, 2026, net assets consisted of:

Paid-in Capital	1,098,418,102
Total Distributable Earnings (Loss)	576,619,665
Net Assets	1,675,037,767

Investor Shares—Net Assets
Applicable to 4,023,294 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,784,680
Net Asset Value Per Share—Investor Shares	$692.14

ETF Shares—Net Assets
Applicable to 1,425,592,236 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	978,959,547
Net Asset Value Per Share—ETF Shares	$686.70

Admiral™ Shares—Net Assets
Applicable to 983,451,512 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	680,539,327
Net Asset Value Per Share—Admiral Shares	$691.99

Institutional Select Shares—Net Assets
Applicable to 34,761,938 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,754,213
Net Asset Value Per Share—Institutional Select Shares	$366.90

See accompanying Notes, which are an integral part of the Financial Statements.

500 Index Fund
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Dividends[1]	9,167,372
Interest[2]	53,048
Securities Lending—Net	84
Total Income	9,220,504
Expenses
The Vanguard Group—Note C
Investment Advisory Services	18,962
Management and Administrative—Investor Shares	1,819
Management and Administrative—ETF Shares	95,191
Management and Administrative—Admiral Shares	107,012
Management and Administrative—Institutional Select Shares	290
Marketing and Distribution—Investor Shares	73
Marketing and Distribution—ETF Shares	21,533
Marketing and Distribution—Admiral Shares	11,445
Marketing and Distribution—Institutional Select Shares	27
Custodian Fees	2,265
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	3,970
Shareholders’ Reports—Admiral Shares	1,311
Shareholders’ Reports—Institutional Select Shares	1
Trustees’ Fees and Expenses	376
Other Expenses	204
Total Expenses	264,480
Net Investment Income	8,956,024
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	131,308,478
Futures Contracts	1,466
Swap Contracts	63,078
Realized Net Gain (Loss)	131,373,022
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	12,660,862
Futures Contracts	8,129
Swap Contracts	(26,853)
Change in Unrealized Appreciation (Depreciation)	12,642,138
Net Increase (Decrease) in Net Assets Resulting from Operations	152,971,184

1	Dividends are net of foreign withholding taxes of $1,987.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $51,541, ($91), and ($236), respectively. Purchases and sales are for temporary cash investment purposes.

3	Includes $137,654,752 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

500 Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,956,024	17,259,759
Realized Net Gain (Loss)	131,373,022	306,749,134
Change in Unrealized Appreciation (Depreciation)	12,642,138	(89,317,889)
Net Increase (Decrease) in Net Assets Resulting from Operations	152,971,184	234,691,004
Distributions
Investor Shares	(14,551)	(32,203)
ETF Shares	(5,321,461)	(8,630,062)
Admiral Shares	(3,777,500)	(7,174,610)
Institutional Select Shares	(55,955)	(1,425,328)
Total Distributions	(9,169,467)	(17,262,203)
Capital Share Transactions
Investor Shares	(358,049)	(646,709)
ETF Shares	65,318,656	142,632,679
Admiral Shares	(19,539,545)	(20,584,819)
Institutional Select Shares	5,440,009	(208,786,900)
Net Increase (Decrease) from Capital Share Transactions	50,861,071	(87,385,749)
Total Increase (Decrease)	194,662,788	130,043,052
Net Assets
Beginning of Period	1,480,374,979	1,350,331,927
End of Period	1,675,037,767	1,480,374,979

See accompanying Notes, which are an integral part of the Financial Statements.

500 Index Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$631.94	$542.84	$440.05	$354.17	$439.86	$346.60
Investment Operations
Net Investment Income[1]	3.387	6.424	6.147	5.990	5.605	4.910
Net Realized and Unrealized Gain (Loss) on Investments	60.298	89.150	102.834	85.860	(85.733)	93.389
Total from Investment Operations	63.685	95.574	108.981	91.850	(80.128)	98.299
Distributions
Dividends from Net Investment Income	(3.485)	(6.474)	(6.191)	(5.970)	(5.562)	(5.039)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.485)	(6.474)	(6.191)	(5.970)	(5.562)	(5.039)
Net Asset Value, End of Period	$692.14	$631.94	$542.84	$440.05	$354.17	$439.86
Total Return[2]	10.13%	17.71%	24.84%	26.11%	-18.23%	28.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,785	$2,855	$3,059	$3,177	$3,093	$4,512
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%[3]	0.14%[3]	0.14%[3]	0.14%
Ratio of Net Investment Income to Average Net Assets	1.05%	1.12%	1.23%	1.52%	1.47%	1.25%
Portfolio Turnover Rate[4]	1%	2%	2%	2%	2%	2%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

500 Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$627.02	$538.61	$436.63	$351.41	$436.47	$343.93
Investment Operations
Net Investment Income[1]	3.729	7.029	6.701	6.412	6.012	5.353
Net Realized and Unrealized Gain (Loss) on Investments	59.786	88.449	101.983	85.165	(85.125)	92.624
Total from Investment Operations	63.515	95.478	108.684	91.577	(79.113)	97.977
Distributions
Dividends from Net Investment Income	(3.835)	(7.068)	(6.704)	(6.357)	(5.947)	(5.437)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.835)	(7.068)	(6.704)	(6.357)	(5.947)	(5.437)
Net Asset Value, End of Period	$686.70	$627.02	$538.61	$436.63	$351.41	$436.47
Total Return[2]	10.19%	17.84%	24.98%	26.25%	-18.15%	28.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$978,960	$839,088	$584,624	$372,051	$262,211	$279,850
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%[3]	0.03%[3]	0.03%[3]	0.03%
Ratio of Net Investment Income to Average Net Assets	1.27%	1.23%	1.34%	1.63%	1.60%	1.36%
Portfolio Turnover Rate[4]	1%	2%	2%	2%	2%	2%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

500 Index Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$631.84	$542.76	$439.99	$354.11	$439.83	$346.57
Investment Operations
Net Investment Income[1]	3.715	7.002	6.676	6.404	6.000	5.326
Net Realized and Unrealized Gain (Loss) on Investments	60.265	89.142	102.799	85.843	(85.767)	93.371
Total from Investment Operations	63.980	96.144	109.475	92.247	(79.767)	98.697
Distributions
Dividends from Net Investment Income	(3.830)	(7.064)	(6.705)	(6.367)	(5.953)	(5.437)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.830)	(7.064)	(6.705)	(6.367)	(5.953)	(5.437)
Net Asset Value, End of Period	$691.99	$631.84	$542.76	$439.99	$354.11	$439.83
Total Return[2]	10.19%	17.83%	24.97%	26.24%	-18.15%	28.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$680,539	$632,222	$562,187	$456,812	$367,498	$453,239
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%[3]	0.04%[3]	0.04%[3]	0.04%
Ratio of Net Investment Income to Average Net Assets	1.15%	1.22%	1.33%	1.62%	1.58%	1.35%
Portfolio Turnover Rate[4]	1%	2%	2%	2%	2%	2%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

500 Index Fund
Financial Highlights

Institutional Select Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$335.01	$287.75	$233.22	$187.66	$233.06	$183.64
Investment Operations
Net Investment Income[1]	2.024	3.774	3.623	3.462	3.249	2.885
Net Realized and Unrealized Gain (Loss) on Investments	31.951	47.293	54.488	45.493	(45.458)	49.478
Total from Investment Operations	33.975	51.067	58.111	48.955	(42.209)	52.363
Distributions
Dividends from Net Investment Income	(2.085)	(3.807)	(3.581)	(3.395)	(3.191)	(2.943)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.085)	(3.807)	(3.581)	(3.395)	(3.191)	(2.943)
Net Asset Value, End of Period	$366.90	$335.01	$287.75	$233.22	$187.66	$233.06
Total Return	10.20%	17.86%	25.00%	26.28%	-18.13%	28.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,754	$6,210	$200,461	$148,309	$111,968	$118,481
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%[2]	0.01%[2]	0.01%[2]	0.01%
Ratio of Net Investment Income to Average Net Assets	1.16%	1.31%	1.36%	1.65%	1.62%	1.38%
Portfolio Turnover Rate[3]	1%	2%	2%	2%	2%	2%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

500 Index Fund
Notes to Financial Statements
Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

500 Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the fund had contributed to Vanguard capital in the amount of $36,367,000, representing less than 0.01% of the fund’s net assets and 14.54% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

500 Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,671,482,077	—	57	1,671,482,134
Temporary Cash Investments	3,608,078	—	—	3,608,078
Total	1,675,090,155	—	57	1,675,090,212

Derivative Financial Instruments
Assets
Futures Contracts[1]	10,798	—	—	10,798
Swap Contracts	—	15,955	—	15,955
Total	10,798	15,955	—	26,753
Liabilities
Swap Contracts	—	(102,497)	—	(102,497)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E.
As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,202,485,976
Gross Unrealized Appreciation	522,265,798
Gross Unrealized Depreciation	(49,650,764)
Net Unrealized Appreciation (Depreciation)	472,615,034
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2025, the fund had available capital losses totaling $27,356,848,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.
During the six months ended June 30, 2026, the fund purchased $26,637,043,000 of investment securities and sold $22,065,415,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $261,480,349,000 and $215,103,394,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2026, such purchases were $838,788,000 and sales were $981,278,000, resulting in net realized loss of $691,591,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.
Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	34,944	105	148,086	263
Issued in Lieu of Cash Distributions	14,548	23	32,197	55
Redeemed	(407,541)	(623)	(826,992)	(1,435)
Net Increase (Decrease)—Investor Shares	(358,049)	(495)	(646,709)	(1,117)
ETF Shares
Issued	280,921,896	420,247	379,844,027	657,115
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(215,603,240)	(332,875)	(237,211,348)	(404,325)
Net Increase (Decrease)—ETF Shares	65,318,656	87,372	142,632,679	252,790

500 Index Fund
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	13,712,873	33,730	44,770,889	79,357
Issued in Lieu of Cash Distributions	3,262,104	5,172	6,222,323	10,678
Redeemed	(36,514,522)	(56,050)	(71,578,031)	(125,238)
Net Increase (Decrease)—Admiral Shares	(19,539,545)	(17,148)	(20,584,819)	(35,203)
Institutional Select Shares
Issued	5,438,253	16,217	32,516,318	110,023
Issued in Lieu of Cash Distributions	55,955	164	1,425,328	4,883
Redeemed	(54,199)	(155)	(242,728,546)	(793,023)
Net Increase (Decrease)—Institutional Select Shares	5,440,009	16,226	(208,786,900)	(678,117)
H.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q402 082026

Financial Statements
For the six-months ended June 30, 2026
Vanguard Morningstar Value Index Fund
(formerly Vanguard Value Index Fund)

Contents
Financial Statements	1

Morningstar Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Basic Materials (2.2%)
	Linde plc	4,398,316	2,282,462
	Newmont Corp. (XNYS)	10,152,209	948,216
	Freeport-McMoRan Inc.	13,672,604	859,870
	Air Products & Chemicals Inc.	2,119,882	621,507
	Nucor Corp.	2,163,349	481,886
	Steel Dynamics Inc.	650,746	149,320
	International Paper Co.	2,518,065	95,938
	International Flavors & Fragrances Inc.	1,153,393	91,372
	LyondellBasell Industries NV Class A	1,226,509	64,576
			5,595,147
Consumer Discretionary (8.2%)
	Walmart Inc.	41,683,366	4,721,058
	Home Depot Inc.	9,481,956	3,344,096
	Walt Disney Co.	16,515,145	1,589,583
	Lowe's Cos. Inc.	5,333,223	1,175,922
*	Uber Technologies Inc.	9,676,949	698,289
	General Motors Co.	8,580,950	661,420
	Ross Stores Inc.	3,064,484	652,275
*	Warner Bros Discovery Inc.	22,626,381	603,219
	Target Corp.	4,324,341	564,802
	Delta Air Lines Inc.	5,930,549	555,455
	Ford Motor Co.	37,178,974	516,788
	Electronic Arts Inc.	2,382,301	488,467
	eBay Inc.	4,217,672	471,325
	NIKE Inc. Class B	11,423,210	468,923
*	United Airlines Holdings Inc.	3,085,182	419,554
	DR Horton Inc.	2,433,011	396,289
	Garmin Ltd.	1,557,598	369,992
	Royal Caribbean Cruises Ltd.	1,146,590	364,077
	Carnival Corp. Ltd.	11,841,950	338,324
	PulteGroup Inc.	1,809,633	248,300
	Dollar General Corp.	2,092,088	240,820
	Southwest Airlines Co.	4,643,158	238,751
*	Copart Inc.	8,272,753	233,209
	Darden Restaurants Inc.	1,087,981	224,135
*,1	Dollar Tree Inc.	1,734,393	209,775
*	Ulta Beauty Inc.	413,825	186,627
	Estee Lauder Cos. Inc. Class A	2,349,180	185,468
	Lennar Corp. Class A	2,013,876	182,236
	Expedia Group Inc.	543,184	138,990
	Fox Corp. Class A	1,705,357	88,951
*	NVR Inc.	12,152	82,796
	Tractor Supply Co.	2,494,031	78,836
*	Flutter Entertainment plc	661,055	67,540
	Fox Corp. Class B	1,153,416	54,026
*	Lululemon Athletica Inc.	247,769	28,290
	Lennar Corp. Class B	15,602	1,384
			20,889,992
Consumer Staples (7.6%)
	Procter & Gamble Co.	22,146,427	3,247,552
	Philip Morris International Inc.	14,819,939	2,681,075
	Coca-Cola Co.	32,729,155	2,659,898
	PepsiCo Inc.	12,997,655	1,759,883
	CVS Health Corp.	12,134,319	1,255,295
	Altria Group Inc.	15,881,684	1,142,687
	McKesson Corp.	1,143,245	863,836
	Mondelez International Inc. Class A	12,209,452	706,195
	Colgate-Palmolive Co.	7,603,008	697,044
	Corteva Inc.	6,378,359	540,183
1

Morningstar Value Index Fund
		Shares	Market Value• ($000)
	Cencora Inc.	1,756,569	497,074
	Keurig Dr Pepper Inc.	12,279,798	401,918
	Sysco Corp.	4,543,665	379,760
	Archer-Daniels-Midland Co.	4,578,432	349,792
	Kenvue Inc.	18,241,302	348,591
	Kimberly-Clark Corp.	3,153,707	346,182
	Hershey Co.	1,408,290	247,084
	Kroger Co.	4,239,311	235,409
	Church & Dwight Co. Inc.	2,250,890	218,066
	Constellation Brands Inc. Class A	1,390,147	193,356
	Kraft Heinz Co.	7,885,388	186,253
	Tyson Foods Inc. Class A	2,680,065	153,434
	General Mills Inc.	2,537,903	88,319
	McCormick & Co. Inc.	1,207,588	60,887
			19,259,773
Energy (6.9%)
	Exxon Mobil Corp.	39,407,566	5,387,802
	Chevron Corp.	17,987,484	2,981,605
	ConocoPhillips	11,587,586	1,204,646
	Williams Cos. Inc.	11,627,963	864,423
	Valero Energy Corp.	2,826,068	736,021
	Marathon Petroleum Corp.	2,778,517	710,384
	SLB Ltd.	14,220,450	661,109
	EOG Resources Inc.	5,069,272	657,637
	Phillips 66	3,816,252	645,137
	Kinder Morgan Inc.	17,966,127	574,377
	Baker Hughes Co.	9,424,804	523,077
	ONEOK Inc.	5,985,948	520,418
	Cheniere Energy Inc.	1,995,964	477,055
	Devon Energy Corp.	10,956,733	452,732
	Occidental Petroleum Corp.	7,085,843	344,159
	Diamondback Energy Inc.	1,870,486	328,794
	Halliburton Co.	7,141,569	242,456
	EQT Corp.	1,483,690	78,888
			17,390,720
Financials (21.0%)
	JPMorgan Chase & Co. (XYNS)	23,736,399	7,769,635
*	Berkshire Hathaway Inc. Class B	14,967,618	7,489,646
	Bank of America Corp. (XNYS)	60,732,049	3,460,512
	Goldman Sachs Group Inc. (XYNS)	2,669,120	2,699,468
	Wells Fargo & Co.	29,098,881	2,404,731
	Morgan Stanley	11,250,275	2,351,757
	Citigroup Inc. (XNYS)	15,378,268	2,152,342
	Charles Schwab Corp.	15,710,997	1,449,654
*	Berkshire Hathaway Inc. Class A	1,773	1,327,711
	Blackrock Inc.	1,328,798	1,277,719
	Progressive Corp.	5,548,111	1,211,985
	Chubb Ltd.	3,319,436	1,131,065
	S&P Global Inc.	2,739,084	1,115,519
	Bank of New York Mellon Corp.	6,529,241	944,194
	PNC Financial Services Group Inc.	3,820,671	940,726
	US Bancorp	14,756,505	891,293
	Marsh & McLennan Cos. Inc.	4,582,053	763,691
	CME Group Inc.	3,445,347	760,836
	Travelers Cos. Inc.	2,021,174	667,230
	Intercontinental Exchange Inc.	5,378,854	662,191
	Aon plc Class A (XNYS)	1,929,170	639,886
	Truist Financial Corp.	11,843,248	590,031
	KKR & Co. Inc.	6,410,162	588,325
	Allstate Corp.	2,447,977	582,472
	Arthur J Gallagher & Co.	2,446,303	561,598
	Aflac Inc.	4,362,773	511,535
	Fifth Third Bancorp	8,634,344	486,718
	MetLife Inc.	5,210,343	440,847
	State Street Corp.	2,501,097	424,186
	Blackstone Inc.	3,527,460	415,076
	Ameriprise Financial Inc.	861,404	395,178
	Nasdaq Inc.	4,834,014	381,017
	American International Group Inc.	5,037,786	375,466
2

Morningstar Value Index Fund
		Shares	Market Value• ($000)
	Prudential Financial Inc.	3,296,193	355,758
	Hartford Insurance Group Inc.	2,606,723	345,443
	Huntington Bancshares Inc.	19,259,940	341,479
	M&T Bank Corp.	1,393,062	331,563
*	Arch Capital Group Ltd.	3,153,408	306,070
	Northern Trust Corp.	1,669,963	290,306
	Cincinnati Financial Corp.	1,478,998	273,822
	Citizens Financial Group Inc.	3,816,362	267,412
	Regions Financial Corp.	8,106,892	244,828
	Raymond James Financial Inc.	1,599,664	243,197
	Cboe Global Markets Inc.	993,871	241,183
	KeyCorp	10,303,623	237,498
	Willis Towers Watson plc	897,202	234,502
	T Rowe Price Group Inc.	2,035,203	231,382
	Apollo Global Management Inc.	1,923,624	227,584
	Principal Financial Group Inc.	2,052,057	221,171
*	Markel Group Inc.	112,890	220,475
	W R Berkley Corp.	2,652,467	187,078
	Loews Corp.	1,563,821	177,040
	Brown & Brown Inc.	2,736,932	175,574
	Interactive Brokers Group Inc. Class A	2,010,163	174,965
*	Rocket Cos. Inc. Class A	8,849,172	139,374
	Broadridge Financial Solutions Inc.	550,015	75,325
			53,407,269
Health Care (14.1%)
	Johnson & Johnson	22,887,455	5,812,727
	AbbVie Inc.	16,798,484	4,227,171
	UnitedHealth Group Inc.	8,635,243	3,589,066
	Merck & Co. Inc.	23,483,559	3,017,637
	Amgen Inc.	5,131,558	1,858,240
	Thermo Fisher Scientific Inc.	3,534,266	1,771,940
	Abbott Laboratories	16,561,308	1,502,773
	Gilead Sciences Inc.	11,804,537	1,491,385
	Pfizer Inc.	54,192,320	1,304,951
	Danaher Corp.	6,058,224	1,153,970
	Bristol-Myers Squibb Co.	19,418,659	1,118,903
	Medtronic plc	12,209,067	955,115
	Elevance Health Inc. (XNYS)	2,021,174	781,649
	Cigna Group	2,516,218	693,671
	Regeneron Pharmaceuticals Inc.	980,743	611,532
	HCA Healthcare Inc.	1,475,731	575,373
	Cardinal Health Inc.	2,225,442	528,676
	Stryker Corp.	1,641,022	516,659
*	Edwards Lifesciences Corp.	5,470,146	494,829
	Humana Inc.	1,140,642	453,086
	Becton Dickinson & Co.	2,617,912	396,169
	Agilent Technologies Inc.	2,681,465	356,179
*	IQVIA Holdings Inc.	1,586,142	306,474
*	Biogen Inc.	1,402,510	303,026
*	Boston Scientific Corp.	7,079,461	302,151
	GE HealthCare Technologies Inc.	4,322,469	276,681
	Zoetis Inc.	3,598,101	258,560
	Quest Diagnostics Inc.	1,051,572	222,881
	Labcorp Holdings Inc.	779,010	218,123
	STERIS plc	931,689	196,186
*	Waters Corp.	466,368	174,907
*	Centene Corp.	2,345,467	150,556
*,1	Medline Inc. Class A	3,712,113	146,406
	Zimmer Biomet Holdings Inc.	920,066	79,208
			35,846,860
Industrials (16.5%)
	Caterpillar Inc. (XNYS)	4,379,605	4,663,841
	RTX Corp.	12,805,063	2,429,505
	General Electric Co.	4,960,396	1,853,849
	American Express Co.	5,191,433	1,756,002
	Eaton Corp. plc	3,692,785	1,573,570
	Deere & Co.	2,438,275	1,546,671
	Union Pacific Corp.	5,645,006	1,535,442
	Capital One Financial Corp.	5,920,181	1,187,707
3

Morningstar Value Index Fund
		Shares	Market Value• ($000)
	Parker-Hannifin Corp.	1,199,134	1,172,897
	Lockheed Martin Corp.	2,192,311	1,116,895
	Trane Technologies plc	2,102,465	1,032,647
	Cummins Inc.	1,312,517	936,100
	General Dynamics Corp.	2,443,250	865,497
	Automatic Data Processing Inc.	3,801,724	851,396
	Johnson Controls International plc	5,802,489	847,802
	CSX Corp.	17,670,518	839,880
	3M Co.	4,961,433	803,306
	United Parcel Service Inc. Class B (XNYS)	7,103,218	763,596
	Emerson Electric Co.	5,327,429	762,621
	Accenture plc Class A	5,838,957	726,600
	Illinois Tool Works Inc.	2,599,737	703,151
	Northrop Grumman Corp.	1,350,621	687,885
	CRH plc	6,357,869	680,292
	Honeywell International Inc.	3,013,395	674,699
	United Rentals Inc.	595,222	674,321
	Norfolk Southern Corp.	2,137,767	672,520
*	Honeywell Aerospace Inc.	3,013,395	666,201
	FedEx Corp.	2,040,320	638,885
	PACCAR Inc.	5,010,286	601,836
*	Keysight Technologies Inc.	1,627,923	569,887
	Carrier Global Corp.	7,496,623	549,877
	AMETEK Inc.	2,177,316	526,780
	Rockwell Automation Inc.	1,057,084	523,341
	L3Harris Technologies Inc.	1,769,570	514,219
	Ferguson Enterprises Inc.	1,842,354	437,246
	Westinghouse Air Brake Technologies Corp.	1,611,971	434,587
	Sherwin-Williams Co.	1,115,582	384,117
	Ingersoll Rand Inc. (XYNS)	3,717,983	304,837
	Paychex Inc.	3,066,702	301,549
*	Teledyne Technologies Inc.	440,069	293,482
	Dover Corp.	1,279,323	286,927
	Xylem Inc.	2,258,101	266,930
	Otis Worldwide Corp.	3,645,039	260,985
	PPG Industries Inc.	2,117,652	256,850
	Synchrony Financial	3,201,072	243,441
*	Fiserv Inc.	4,559,161	223,627
	PayPal Holdings Inc. (XNGS)	5,047,962	217,971
	Veralto Corp.	2,333,004	206,891
	Expeditors International of Washington Inc.	1,242,519	202,506
	Packaging Corp. of America	846,502	201,704
	Snap-on Inc.	492,028	197,992
*	Corpay Inc.	589,921	196,603
	Fidelity National Information Services Inc.	4,910,266	190,911
	Equifax Inc.	1,131,125	179,532
	Martin Marietta Materials Inc.	286,197	165,050
[1]	Sunbelt Rentals Holdings Inc.	1,963,104	146,860
	Global Payments Inc. (XNYS)	2,019,037	146,501
	Hubbell Inc.	250,949	131,296
	Dow Inc.	3,423,369	93,663
	Fortive Corp.	1,449,804	88,569
			42,010,345
Real Estate (2.5%)
	Prologis Inc.	8,866,490	1,201,143
	American Tower Corp.	4,432,777	725,069
	Simon Property Group Inc.	2,926,870	654,595
	Digital Realty Trust Inc.	3,344,877	600,673
	Public Storage	1,500,801	477,720
	Ventas Inc.	4,619,115	410,177
*	CBRE Group Inc. Class A	2,781,750	374,674
	Iron Mountain Inc.	2,684,905	339,130
	Crown Castle Inc.	4,145,313	313,925
	Extra Space Storage Inc.	2,006,843	291,594
	Realty Income Corp.	4,429,236	274,435
	VICI Properties Inc. (XNYS)	9,581,344	254,385
	AvalonBay Communities Inc.	1,321,615	249,376
	Equity Residential	3,559,266	241,781
			6,408,677
4

Morningstar Value Index Fund
		Shares	Market Value• ($000)
Technology (11.9%)
	Micron Technology Inc.	10,722,867	12,377,298
*	Intel Corp.	19,115,732	2,669,130
	International Business Machines Corp.	8,937,425	2,513,293
	QUALCOMM Inc.	10,022,038	1,851,972
	Analog Devices Inc.	4,631,723	1,839,581
	Texas Instruments Inc.	4,326,952	1,289,735
	Dell Technologies Inc. Class C	2,781,975	1,200,311
	Salesforce Inc.	7,398,861	1,159,106
	Corning Inc.	3,675,904	938,936
	Hewlett Packard Enterprise Co.	12,603,786	568,557
	TE Connectivity plc	2,778,753	560,224
	Microchip Technology Inc.	5,162,226	470,795
*	Adobe Inc.	1,923,986	394,456
*	ON Semiconductor Corp.	3,722,516	351,927
	Intuit Inc.	1,302,386	339,923
	Roper Technologies Inc.	958,786	324,444
	NetApp Inc. (XNGS)	1,874,283	290,064
*	Strategy Inc.	3,138,522	272,832
*	Zoom Communications Inc.	2,387,945	206,103
	HP Inc.	8,687,700	190,608
	Cognizant Technology Solutions Corp. Class A	4,501,688	174,350
	Qnity Electronics Inc.	994,293	162,378
	SS&C Technologies Holdings Inc.	973,469	60,404
			30,206,427
Telecommunications (3.3%)
	Cisco Systems Inc.	33,727,883	3,961,677
	Verizon Communications Inc.	35,727,683	1,512,710
	AT&T Inc.	66,059,065	1,367,423
	Comcast Corp. Class A	33,900,994	832,269
	T-Mobile US Inc.	4,115,701	690,327
*	Charter Communications Inc. Class A	380,192	54,067
			8,418,473
Utilities (5.3%)
	NextEra Energy Inc.	18,829,068	1,652,627
	Southern Co.	10,728,799	1,026,853
	Duke Energy Corp.	7,400,352	936,737
	Waste Management Inc.	3,817,604	850,868
	Constellation Energy Corp.	3,083,609	765,876
	American Electric Power Co. Inc.	5,178,611	708,486
	Sempra	6,223,753	577,004
	Dominion Energy Inc.	8,373,000	571,792
	Entergy Corp.	4,543,707	521,890
	Vistra Corp.	3,203,190	508,122
	Xcel Energy Inc.	5,930,865	476,248
	Exelon Corp.	9,719,799	453,137
	Republic Services Inc.	1,901,104	405,087
	Consolidated Edison Inc.	3,506,851	387,963
	Public Service Enterprise Group Inc.	4,734,164	384,225
	WEC Energy Group Inc.	3,098,372	361,797
	PG&E Corp.	20,368,240	342,594
	Ameren Corp.	2,628,596	297,136
	CenterPoint Energy Inc.	6,202,516	273,159
	Edison International	3,655,476	272,150
	Eversource Energy	3,572,942	258,217
	DTE Energy Co.	1,680,028	255,986
[1]	FirstEnergy Corp.	5,208,823	247,627
	PPL Corp.	6,790,748	246,844
	American Water Works Co. Inc.	1,855,427	244,137
	CMS Energy Corp.	2,934,596	224,497
	NiSource Inc.	2,277,250	108,283
	Alliant Energy Corp.	1,228,218	93,701
			13,453,043
Total Common Stocks (Cost $164,937,612)			252,886,726
5

Morningstar Value Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 3.682% (Cost $1,136,696)	11,368,104	1,136,697
Total Investments (99.9%) (Cost $166,074,308)			254,023,423
Other Assets and Liabilities—Net (0.1%)			183,258
Net Assets (100%)			254,206,681
Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $25,907.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $26,697 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2026	337	127,188	791

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Citigroup Inc.	2/1/2027	GSI	37,191	(4.320)	—	(396)
Citigroup Inc.	8/31/2027	BANA	83,800	(4.362)	—	(2,952)
Elevance Health Inc.	2/1/2027	CITNA	17,399	(4.120)	—	(373)
Global Payments Inc.	8/31/2026	BANA	38,647	(4.278)	2,472	—
Global Payments Inc.	2/1/2027	CITNA	774	(4.220)	88	—
Goldman Sachs Group Inc.	8/31/2027	BANA	145,188	(4.434)	—	(7,412)
JPMorgan Chase & Co.	2/1/2027	CITNA	94,927	(4.336)	—	(1,488)
JPMorgan Chase & Co.	8/31/2027	BANA	487,665	(4.412)	—	(11,635)
Kroger Co.	2/1/2027	GSI	64,060	(3.620)	—	(8,627)
NextEra Energy Inc.	2/1/2027	GSI	86,120	(3.620)	1,520	—
PayPal Holdings Inc.	8/31/2026	BANA	139,616	(4.337)	2,551	—
PayPal Holdings Inc.	2/1/2027	CITNA	1,577	(3.970)	30	—
Raymond James Financial Inc.	2/1/2027	CITNA	10,717	(4.120)	—	(326)
VICI Properties Inc.	8/31/2026	BANA	19,645	(4.322)	336	—
VICI Properties Inc.	2/1/2027	CITNA	1,566	(4.278)	20	—
					7,017	(33,209)

1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Morningstar Value Index Fund
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $164,937,612)	252,886,726
Affiliated Issuers (Cost $1,136,696)	1,136,697
Total Investments in Securities	254,023,423
Investment in Vanguard	5,238
Cash Collateral Pledged—Futures Contracts	5,365
Cash Collateral Pledged—Over-the-Counter Swap Contracts	14,544
Receivables for Investment Securities Sold	893
Receivables for Accrued Income	232,206
Receivables for Capital Shares Issued	35,642
Variation Margin Receivable—Futures Contracts	520
Unrealized Appreciation—Over-the-Counter Swap Contracts	7,017
Total Assets	254,324,848
Liabilities
Due to Custodian	1,561
Payables for Investment Securities Purchased	3,270
Collateral for Securities on Loan	26,697
Payables for Capital Shares Redeemed	49,880
Payables to Vanguard	3,530
Unrealized Depreciation—Over-the-Counter Swap Contracts	33,209
Other Liabilities	20
Total Liabilities	118,167
Net Assets	254,206,681
1 Includes $25,907 of securities on loan.
At June 30, 2026, net assets consisted of:

Paid-in Capital	169,550,507
Total Distributable Earnings (Loss)	84,656,174
Net Assets	254,206,681

Investor Shares—Net Assets
Applicable to 1,834,677 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	156,098
Net Asset Value Per Share—Investor Shares	$85.08

ETF Shares—Net Assets
Applicable to 853,648,633 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	186,105,591
Net Asset Value Per Share—ETF Shares	$218.01

Admiral™ Shares—Net Assets
Applicable to 545,129,807 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	46,362,988
Net Asset Value Per Share—Admiral Shares	$85.05

Institutional Shares—Net Assets
Applicable to 253,768,850 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,582,004
Net Asset Value Per Share—Institutional Shares	$85.05

See accompanying Notes, which are an integral part of the Financial Statements.
7

Morningstar Value Index Fund
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Dividends	2,459,355
Interest[1]	16,188
Securities Lending—Net	8
Total Income	2,475,551
Expenses
The Vanguard Group—Note C
Investment Advisory Services	673
Management and Administrative—Investor Shares	124
Management and Administrative—ETF Shares	21,356
Management and Administrative—Admiral Shares	9,455
Management and Administrative—Institutional Shares	2,736
Marketing and Distribution—Investor Shares	5
Marketing and Distribution—ETF Shares	2,997
Marketing and Distribution—Admiral Shares	919
Marketing and Distribution—Institutional Shares	252
Custodian Fees	683
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	1,422
Shareholders’ Reports—Admiral Shares	167
Shareholders’ Reports—Institutional Shares	78
Trustees’ Fees and Expenses	57
Other Expenses	22
Total Expenses	40,946
Net Investment Income	2,434,605
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	8,088,190
Futures Contracts	(12,474)
Swap Contracts	26,531
Realized Net Gain (Loss)	8,102,247
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	22,866,650
Futures Contracts	1,948
Swap Contracts	(10,974)
Change in Unrealized Appreciation (Depreciation)	22,857,624
Net Increase (Decrease) in Net Assets Resulting from Operations	33,394,476

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $15,981, ($32), and ($55), respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $8,642,433 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Morningstar Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,434,605	4,352,852
Realized Net Gain (Loss)	8,102,247	8,301,403
Change in Unrealized Appreciation (Depreciation)	22,857,624	15,746,104
Net Increase (Decrease) in Net Assets Resulting from Operations	33,394,476	28,400,359
Distributions
Investor Shares	(1,494)	(3,009)
ETF Shares	(1,827,778)	(3,102,012)
Admiral Shares	(455,026)	(836,272)
Institutional Shares	(214,121)	(400,228)
Total Distributions	(2,498,419)	(4,341,521)
Capital Share Transactions
Investor Shares	(12,915)	(13,164)
ETF Shares	6,023,058	12,067,971
Admiral Shares	(151,412)	(1,126,790)
Institutional Shares	(320,189)	(783,487)
Net Increase (Decrease) from Capital Share Transactions	5,538,542	10,144,530
Total Increase (Decrease)	36,434,599	34,203,368
Net Assets
Beginning of Period	217,772,082	183,568,714
End of Period	254,206,681	217,772,082

See accompanying Notes, which are an integral part of the Financial Statements.
9

Morningstar Value Index Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$74.53	$66.06	$58.31	$54.78	$57.39	$46.43
Investment Operations
Net Investment Income[1]	.772	1.442	1.367	1.332	1.301	1.177
Net Realized and Unrealized Gain (Loss) on Investments	10.563	8.461	7.827	3.557	(2.604)	10.945
Total from Investment Operations	11.335	9.903	9.194	4.889	(1.303)	12.122
Distributions
Dividends from Net Investment Income	(.785)	(1.433)	(1.444)	(1.359)	(1.307)	(1.162)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.785)	(1.433)	(1.444)	(1.359)	(1.307)	(1.162)
Net Asset Value, End of Period	$85.08	$74.53	$66.06	$58.31	$54.78	$57.39
Total Return[2]	15.28%	15.12%	15.84%	9.11%	-2.18%	26.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$156	$149	$144	$147	$233	$264
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%[3]	0.17%[3]	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	1.94%	2.08%	2.14%	2.43%	2.38%	2.22%
Portfolio Turnover Rate[4]	5%	8%	9%	10%	5%	9%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Morningstar Value Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$190.99	$169.28	$149.41	$140.37	$147.08	$118.98
Investment Operations
Net Investment Income[1]	2.119	3.934	3.731	3.677	3.529	3.212
Net Realized and Unrealized Gain (Loss) on Investments	27.062	21.682	20.055	9.034	(6.707)	28.045
Total from Investment Operations	29.181	25.616	23.786	12.711	(3.178)	31.257
Distributions
Dividends from Net Investment Income	(2.161)	(3.906)	(3.916)	(3.671)	(3.532)	(3.157)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.161)	(3.906)	(3.916)	(3.671)	(3.532)	(3.157)
Net Asset Value, End of Period	$218.01	$190.99	$169.28	$149.41	$140.37	$147.08
Total Return	15.35%	15.27%	16.00%	9.26%	-2.05%	26.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$186,106	$157,631	$128,419	$106,042	$99,459	$92,776
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.04%[2]	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	2.07%	2.21%	2.27%	2.61%	2.52%	2.35%
Portfolio Turnover Rate[3]	5%	8%	9%	10%	5%	9%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Morningstar Value Index Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$74.51	$66.04	$58.29	$54.76	$57.38	$46.41
Investment Operations
Net Investment Income[1]	.819	1.526	1.447	1.427	1.370	1.245
Net Realized and Unrealized Gain (Loss) on Investments	10.557	8.461	7.824	3.529	(2.618)	10.951
Total from Investment Operations	11.376	9.987	9.271	4.956	(1.248)	12.196
Distributions
Dividends from Net Investment Income	(.836)	(1.517)	(1.521)	(1.426)	(1.372)	(1.226)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.836)	(1.517)	(1.521)	(1.426)	(1.372)	(1.226)
Net Asset Value, End of Period	$85.05	$74.51	$66.04	$58.29	$54.76	$57.38
Total Return[2]	15.34%	15.26%	15.99%	9.24%	-2.08%	26.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$46,363	$40,768	$37,224	$33,518	$32,071	$31,741
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%[3]	0.05%[3]	0.05%[3]	0.05%
Ratio of Net Investment Income to Average Net Assets	2.05%	2.20%	2.26%	2.60%	2.51%	2.34%
Portfolio Turnover Rate[4]	5%	8%	9%	10%	5%	9%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Morningstar Value Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$74.51	$66.03	$58.29	$54.76	$57.37	$46.41
Investment Operations
Net Investment Income[1]	.827	1.533	1.452	1.429	1.377	1.250
Net Realized and Unrealized Gain (Loss) on Investments	10.556	8.470	7.816	3.533	(2.609)	10.941
Total from Investment Operations	11.383	10.003	9.268	4.962	(1.232)	12.191
Distributions
Dividends from Net Investment Income	(.843)	(1.523)	(1.528)	(1.432)	(1.378)	(1.231)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.843)	(1.523)	(1.528)	(1.432)	(1.378)	(1.231)
Net Asset Value, End of Period	$85.05	$74.51	$66.03	$58.29	$54.76	$57.37
Total Return	15.35%	15.29%	15.98%	9.26%	-2.05%	26.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,582	$19,224	$17,782	$16,183	$16,452	$15,446
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.04%[2]	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	2.07%	2.21%	2.27%	2.60%	2.52%	2.35%
Portfolio Turnover Rate[3]	5%	8%	9%	10%	5%	9%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Morningstar Value Index Fund
Notes to Financial Statements
Vanguard Morningstar Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
In June 2026, the Board of Trustees approved changing the Fund’s name to Vanguard Morningstar Value Index Fund, effective in July 2026, to correspond with the renaming of the Fund's benchmark.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
14

Morningstar Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the fund had contributed to Vanguard capital in the amount of $5,238,000, representing less than 0.01% of the fund’s net assets and 2.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
15

Morningstar Value Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	252,886,726	—	—	252,886,726
Temporary Cash Investments	1,136,697	—	—	1,136,697
Total	254,023,423	—	—	254,023,423

Derivative Financial Instruments
Assets
Futures Contracts[1]	791	—	—	791
Swap Contracts	—	7,017	—	7,017
Total	791	7,017	—	7,808
Liabilities
Swap Contracts	—	(33,209)	—	(33,209)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E.
As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	166,329,384
Gross Unrealized Appreciation	94,409,409
Gross Unrealized Depreciation	(6,714,579)
Net Unrealized Appreciation (Depreciation)	87,694,830
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2025, the fund had available capital losses totaling $11,179,065,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.
During the six months ended June 30, 2026, the fund purchased $12,813,699,000 of investment securities and sold $12,491,838,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $18,121,790,000 and $13,357,818,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2026, such purchases were $7,059,757,000 and sales were $3,847,272,000, resulting in net realized gain of $254,202,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.
Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	13,664	171	19,195	277
Issued in Lieu of Cash Distributions	1,494	19	3,008	43
Redeemed	(28,073)	(351)	(35,367)	(506)
Net Increase (Decrease)—Investor Shares	(12,915)	(161)	(13,164)	(186)
ETF Shares
Issued	18,487,362	89,043	31,368,433	175,267
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(12,464,304)	(60,725)	(19,300,462)	(108,576)
Net Increase (Decrease)—ETF Shares	6,023,058	28,318	12,067,971	66,691
16

Morningstar Value Index Fund
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	2,789,410	34,973	4,723,549	68,215
Issued in Lieu of Cash Distributions	397,853	4,970	728,407	10,294
Redeemed	(3,338,675)	(41,976)	(6,578,746)	(95,029)
Net Increase (Decrease)—Admiral Shares	(151,412)	(2,033)	(1,126,790)	(16,520)
Institutional Shares
Issued	1,204,851	15,057	2,001,865	28,933
Issued in Lieu of Cash Distributions	205,623	2,569	385,716	5,455
Redeemed	(1,730,663)	(21,879)	(3,171,068)	(45,647)
Net Increase (Decrease)—Institutional Shares	(320,189)	(4,253)	(783,487)	(11,259)
H.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.
Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q062 082026
17

Financial Statements
For the six-months ended June 30, 2026
Vanguard Morningstar Growth Index Fund
(formerly Vanguard Growth Index Fund)

Contents
Financial Statements	1

Morningstar Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (100.0%)
Basic Materials (0.4%)
	Ecolab Inc.	2,878,783	802,058
	Fastenal Co.	13,409,545	644,060
			1,446,118
Consumer Discretionary (13.9%)
*	Amazon.com Inc.	71,083,514	16,942,045
*	Tesla Inc.	29,431,268	12,378,791
	Costco Wholesale Corp.	4,677,946	4,376,078
*	Netflix Inc.	44,610,196	3,185,168
	McDonald's Corp.	7,615,663	2,058,590
	TJX Cos. Inc.	11,893,886	1,801,924
	Booking Holdings Inc.	8,437,793	1,503,952
	Starbucks Corp.	12,506,679	1,278,057
	Marriott International Inc. Class A	2,360,430	874,752
*	O'Reilly Automotive Inc.	9,362,496	862,192
	Hilton Worldwide Holdings Inc.	2,555,362	844,445
*	Uber Technologies Inc.	11,512,203	830,721
*	Airbnb Inc. Class A	4,598,066	657,983
*	AutoZone Inc.	192,961	616,692
*	Carvana Co.	8,128,076	534,990
*	Take-Two Interactive Software Inc.	2,124,204	531,008
	Yum! Brands Inc.	3,296,658	527,004
*	Chipotle Mexican Grill Inc.	15,414,703	524,100
	Royal Caribbean Cruises Ltd.	1,474,546	468,213
*	Roblox Corp. Class A	8,013,986	435,801
*	Live Nation Entertainment Inc.	2,100,906	384,697
	Expedia Group Inc.	872,601	223,281
	Las Vegas Sands Corp.	4,480,202	206,940
	Rollins Inc.	4,725,628	197,248
*	Burlington Stores Inc.	527,472	167,103
	TKO Group Holdings Inc.	653,588	131,574
*	Lululemon Athletica Inc.	866,844	98,976
			52,642,325
Consumer Staples (0.2%)
*	Monster Beverage Corp.	7,838,165	753,404
Energy (0.3%)
	Targa Resources Corp.	2,485,144	666,367
	Texas Pacific Land Corp.	492,298	215,449
*	First Solar Inc.	791,364	186,730
	EQT Corp.	2,926,000	155,575
	Venture Global Inc. Class A	7,362,156	81,941
			1,306,062
Financials (1.2%)
*	Robinhood Markets Inc. Class A	8,852,166	887,695
	Moody's Corp.	1,688,577	764,790
	Blackstone Inc.	4,391,317	516,726
	MSCI Inc.	833,177	466,613
*	Coinbase Global Inc. Class A	2,598,407	379,861
	Apollo Global Management Inc.	2,575,342	304,689
	Ares Management Corp. Class A	2,709,895	301,638
	LPL Financial Holdings Inc.	1,049,051	295,497
	Interactive Brokers Group Inc. Class A	2,898,297	252,268
	Tradeweb Markets Inc. Class A	1,865,913	185,957
			4,355,734
Health Care (4.6%)
	Eli Lilly & Co.	8,865,142	10,633,117
*	Intuitive Surgical Inc.	3,844,783	1,528,993
*	Vertex Pharmaceuticals Inc.	2,781,742	1,381,775
1

Morningstar Growth Index Fund
		Shares	Market Value• ($000)
	Stryker Corp.	2,013,205	633,838
*	IDEXX Laboratories Inc.	941,361	495,570
*	Alnylam Pharmaceuticals Inc.	1,622,377	488,384
*	Boston Scientific Corp.	9,201,233	392,709
	ResMed Inc.	1,864,160	363,288
*	Veeva Systems Inc. Class A	1,954,753	346,910
	West Pharmaceutical Services Inc.	939,597	337,315
*	Dexcom Inc.	4,943,048	332,914
*	Waters Corp.	696,412	261,182
*	Insmed Inc.	1,801,856	192,114
*,1	ABIOMED Inc. CVR	15	—
			17,388,109
Industrials (7.6%)
	Visa Inc. Class A (XNYS)	16,998,930	5,832,163
	Mastercard Inc. Class A	8,335,287	4,281,003
	GE Vernova Inc.	2,855,130	3,354,378
	General Electric Co.	5,605,916	2,095,099
*	Boeing Co.	8,484,513	1,836,643
	Quanta Services Inc.	1,652,547	1,189,900
	Howmet Aerospace Inc.	4,391,604	1,180,727
*	Bloom Energy Corp. Class A	3,040,799	920,450
	TransDigm Group Inc.	631,604	841,322
	Comfort Systems USA Inc.	400,141	793,059
	WW Grainger Inc.	516,704	702,924
*	Rocket Lab Corp.	6,628,913	673,829
	Cintas Corp.	3,925,216	667,601
*	Axon Enterprise Inc.	952,836	534,169
	Sherwin-Williams Co.	1,429,186	492,097
*	Block Inc. (XNYS)	6,473,682	492,000
	Old Dominion Freight Line Inc.	2,249,301	487,199
	Vulcan Materials Co.	1,573,732	464,267
*	Fair Isaac Corp.	287,920	344,001
*	Mettler-Toledo International Inc.	268,811	343,409
	Verisk Analytics Inc.	1,740,621	312,494
	Martin Marietta Materials Inc.	425,622	245,456
	HEICO Corp. Class A	945,888	243,954
[2]	Sunbelt Rentals Holdings Inc.	2,963,032	221,664
[2]	HEICO Corp.	513,831	183,021
*	Symbotic Inc.	1,999,782	89,890
			28,822,719
Real Estate (1.0%)
	Welltower Inc.	7,655,726	1,737,620
	Equinix Inc.	1,085,680	1,131,702
	Realty Income Corp.	5,942,378	368,190
	SBA Communications Corp.	1,449,237	255,732
*	CoStar Group Inc.	4,306,096	121,949
			3,615,193
Technology (69.2%)
	NVIDIA Corp.	239,166,230	47,854,771
	Apple Inc.	152,810,520	44,217,252
	Microsoft Corp.	77,348,850	28,852,668
	Alphabet Inc. Class A	61,021,314	21,807,187
	Alphabet Inc. Class C	48,610,345	17,175,493
	Broadcom Inc.	42,968,531	16,231,363
	Meta Platforms Inc. Class A	22,931,722	12,917,210
*	Advanced Micro Devices Inc.	17,070,060	9,916,169
	Applied Materials Inc.	8,360,594	6,044,709
	Lam Research Corp.	13,183,837	5,712,952
	KLA Corp.	13,849,568	4,178,553
*	Sandisk Corp.	1,572,448	3,575,322
*	Intel Corp.	21,435,423	2,993,028
*	Palo Alto Networks Inc.	8,713,137	2,971,354
	Marvell Technology Inc.	9,552,124	2,845,482
*	Palantir Technologies Inc. Class A	23,170,310	2,703,280
	Oracle Corp.	18,289,970	2,680,395
	Western Digital Corp.	3,674,298	2,346,848
	Amphenol Corp. Class A	13,193,890	2,326,347
	Seagate Technology Holdings plc	2,391,900	2,308,183
*	Crowdstrike Holdings Inc. Class A	2,609,943	1,991,752
2

Morningstar Growth Index Fund
		Shares	Market Value• ($000)
*	AppLovin Corp. Class A	2,997,385	1,544,343
	Texas Instruments Inc.	4,947,880	1,474,815
	Vertiv Holdings Co. Class A	4,200,039	1,406,257
*	Cadence Design Systems Inc.	3,036,159	1,139,531
*	ServiceNow Inc.	11,409,326	1,132,718
	Corning Inc.	4,395,297	1,122,691
*	Fortinet Inc.	6,931,265	1,064,781
*	Datadog Inc. Class A	3,731,437	971,517
*	Synopsys Inc.	2,133,397	951,644
*	Snowflake Inc.	3,704,514	942,799
*	Cloudflare Inc. Class A	3,612,809	886,150
*	Coherent Corp.	2,208,101	871,030
	Teradyne Inc.	1,789,168	865,671
*	DoorDash Inc. Class A	4,247,615	783,812
	Monolithic Power Systems Inc.	530,842	733,815
*	Adobe Inc.	2,438,454	499,932
*	Autodesk Inc.	2,538,105	493,458
*,2	Astera Labs Inc.	978,905	472,831
*,2	CoreWeave Inc. Class A	4,529,951	450,911
	Intuit Inc.	1,668,122	435,380
*	Flex Ltd.	2,368,106	383,799
*	MongoDB Inc.	993,291	333,646
*	Workday Inc. Class A	2,634,211	322,480
*	Reddit Inc. Class A	1,802,085	312,806
	VeriSign Inc.	1,101,956	277,208
*	Super Micro Computer Inc. (XNGS)	8,106,277	237,757
*	Zscaler Inc.	1,626,893	229,636
*	Atlassian Corp. Ltd. Class A	2,446,847	190,340
*,2	Cerebras Systems Inc. Class A	623,058	137,696
			262,319,772
Telecommunications (1.5%)
*	Arista Networks Inc.	11,522,928	1,957,515
*,2	Space Exploration Technologies Corp. Class A	6,480,632	1,107,281
*	Ciena Corp.	1,621,315	795,352
	Motorola Solutions Inc.	1,890,602	785,148
*	Lumentum Holdings Inc.	884,756	759,174
*,2	AST SpaceMobile Inc.	2,253,222	200,221
			5,604,691
Utilities (0.1%)
	Waste Connections Inc. (XTSE)	3,080,395	513,471
Total Common Stocks (Cost $169,296,772)			378,767,598
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund, 3.682% (Cost $1,061,063)	10,611,705	1,061,064
Total Investments (100.3%) (Cost $170,357,835)			379,828,662
Other Assets and Liabilities—Net (-0.3%)			(984,867)
Net Assets (100%)			378,843,795
Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $917,346.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $906,408 was received for securities on loan.

CVR—Contingent Value Rights.
3

Morningstar Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Visa Inc. Class A	8/31/2026	BANA	147,081	(3.610)	5,520	—

1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
At June 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $5,052 in connection with open over-the-counter swap contracts.

See accompanying Notes, which are an integral part of the Financial Statements.
4

Morningstar Growth Index Fund
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $169,296,772)	378,767,598
Affiliated Issuers (Cost $1,061,063)	1,061,064
Total Investments in Securities	379,828,662
Investment in Vanguard	8,419
Cash Collateral Pledged—Futures Contracts	1,535
Receivables for Accrued Income	24,411
Receivables for Capital Shares Issued	72,521
Variation Margin Receivable—Futures Contracts	101
Unrealized Appreciation—Over-the-Counter Swap Contracts	5,520
Total Assets	379,941,169
Liabilities
Due to Custodian	34,195
Payables for Investment Securities Purchased	1,067
Collateral for Securities on Loan	906,408
Payables for Capital Shares Redeemed	150,183
Payables to Vanguard	5,521
Total Liabilities	1,097,374
Net Assets	378,843,795
1 Includes $917,346 of securities on loan.
At June 30, 2026, net assets consisted of:

Paid-in Capital	180,952,668
Total Distributable Earnings (Loss)	197,891,127
Net Assets	378,843,795

Investor Shares—Net Assets
Applicable to 1,773,257 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	472,847
Net Asset Value Per Share—Investor Shares	$266.65

ETF Shares—Net Assets[2]
Applicable to 2,586,831,407 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	223,245,678
Net Asset Value Per Share—ETF Shares	$86.30

Admiral™ Shares—Net Assets
Applicable to 401,678,567 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	107,064,003
Net Asset Value Per Share—Admiral Shares	$266.54

Institutional Shares—Net Assets
Applicable to 180,304,948 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	48,061,267
Net Asset Value Per Share—Institutional Shares	$266.56
2 Shares outstanding and Net Asset Value Per Share adjusted to reflect a 6-for-1 share split. See Notes to Financial Statements for further details.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Morningstar Growth Index Fund
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Dividends[1]	795,961
Interest[2]	5,678
Securities Lending—Net	358
Total Income	801,997
Expenses
The Vanguard Group—Note C
Investment Advisory Services	986
Management and Administrative—Investor Shares	373
Management and Administrative—ETF Shares	25,345
Management and Administrative—Admiral Shares	22,138
Management and Administrative—Institutional Shares	6,243
Marketing and Distribution—Investor Shares	14
Marketing and Distribution—ETF Shares	4,128
Marketing and Distribution—Admiral Shares	2,173
Marketing and Distribution—Institutional Shares	592
Custodian Fees	801
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	1,863
Shareholders’ Reports—Admiral Shares	323
Shareholders’ Reports—Institutional Shares	44
Trustees’ Fees and Expenses	86
Other Expenses	52
Total Expenses	65,161
Net Investment Income	736,836
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	5,016,762
Futures Contracts	28,205
Swap Contracts	(13,503)
Foreign Currencies	—
Realized Net Gain (Loss)	5,031,464
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	16,787,068
Futures Contracts	1,277
Swap Contracts	7,461
Change in Unrealized Appreciation (Depreciation)	16,795,806
Net Increase (Decrease) in Net Assets Resulting from Operations	22,564,106

1	Dividends are net of foreign withholding taxes of $321.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,336, ($12), and ($10), respectively. Purchases and sales are for temporary cash investment purposes.

3	Includes $7,409,066 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Morningstar Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	736,836	1,409,828
Realized Net Gain (Loss)	5,031,464	19,100,173
Change in Unrealized Appreciation (Depreciation)	16,795,806	36,752,974
Net Increase (Decrease) in Net Assets Resulting from Operations	22,564,106	57,262,975
Distributions
Investor Shares	(635)	(1,528)
ETF Shares	(442,833)	(811,017)
Admiral Shares	(204,947)	(420,168)
Institutional Shares	(95,819)	(189,176)
Total Distributions	(744,234)	(1,421,889)
Capital Share Transactions
Investor Shares	(41,676)	(82,576)
ETF Shares	6,973,286	15,789,703
Admiral Shares	(2,089,461)	(3,159,098)
Institutional Shares	(142,336)	(1,040,740)
Net Increase (Decrease) from Capital Share Transactions	4,699,813	11,507,289
Total Increase (Decrease)	26,519,685	67,348,375
Net Assets
Beginning of Period	352,324,110	284,975,735
End of Period	378,843,795	352,324,110

See accompanying Notes, which are an integral part of the Financial Statements.
7

Morningstar Growth Index Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$251.23	$211.29	$160.06	$109.76	$165.20	$130.50
Investment Operations
Net Investment Income[1]	.352	.732	.713	.735	.638	.565
Net Realized and Unrealized Gain (Loss) on Investments	15.418	39.946	51.257	50.316	(55.480)	34.731
Total from Investment Operations	15.770	40.678	51.970	51.051	(54.842)	35.296
Distributions
Dividends from Net Investment Income	(.350)	(.738)	(.740)	(.751)	(.598)	(.596)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.350)	(.738)	(.740)	(.751)	(.598)	(.596)
Net Asset Value, End of Period	$266.65	$251.23	$211.29	$160.06	$109.76	$165.20
Total Return[2]	6.29%	19.29%	32.50%	46.60%	-33.22%	27.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$473	$487	$487	$415	$345	$692
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%[3]	0.17%[3]	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	0.29%	0.33%	0.38%	0.54%	0.50%	0.39%
Portfolio Turnover Rate[4]	6%	12%	11%	5%	5%	8%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Morningstar Growth Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period[1]	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$81.32	$68.39	$51.80	$35.52	$53.47	$42.24
Investment Operations
Net Investment Income[2]	.171	.334	.312	.298	.264	.247
Net Realized and Unrealized Gain (Loss) on Investments	4.981	12.931	16.597	16.282	(17.964)	11.240
Total from Investment Operations	5.152	13.265	16.909	16.580	(17.700)	11.487
Distributions
Dividends from Net Investment Income	(.172)	(.335)	(.319)	(.300)	(.250)	(.257)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.172)	(.335)	(.319)	(.300)	(.250)	(.257)
Net Asset Value, End of Period	$86.30	$81.32	$68.39	$51.80	$35.52	$53.47
Total Return	6.37%	19.44%	32.68%	46.78%	-33.13%	27.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$223,246	$203,513	$155,885	$104,484	$68,198	$90,506
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.04%[3]	0.04%[3]	0.04%[3]	0.04%
Ratio of Net Investment Income to Average Net Assets	0.43%	0.46%	0.51%	0.67%	0.64%	0.52%
Portfolio Turnover Rate[4]	6%	12%	11%	5%	5%	8%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Adjusted to reflect a 6-for-1 share split. See Notes to Financial Statements for further details.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Morningstar Growth Index Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$251.14	$211.22	$160.00	$109.72	$165.15	$130.46
Investment Operations
Net Investment Income[1]	.503	1.005	.941	.905	.799	.748
Net Realized and Unrealized Gain (Loss) on Investments	15.405	39.927	51.245	50.289	(55.471)	34.720
Total from Investment Operations	15.908	40.932	52.186	51.194	(54.672)	35.468
Distributions
Dividends from Net Investment Income	(.508)	(1.012)	(.966)	(.914)	(.758)	(.778)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.508)	(1.012)	(.966)	(.914)	(.758)	(.778)
Net Asset Value, End of Period	$266.54	$251.14	$211.22	$160.00	$109.72	$165.15
Total Return[2]	6.36%	19.43%	32.66%	46.77%	-33.14%	27.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$107,064	$102,924	$89,498	$67,555	$45,295	$68,372
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%[3]	0.05%[3]	0.05%[3]	0.05%
Ratio of Net Investment Income to Average Net Assets	0.41%	0.45%	0.50%	0.66%	0.63%	0.51%
Portfolio Turnover Rate[4]	6%	12%	11%	5%	5%	8%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Morningstar Growth Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$251.15	$211.23	$160.00	$109.72	$165.16	$130.47
Investment Operations
Net Investment Income[1]	.526	1.028	.961	.920	.812	.762
Net Realized and Unrealized Gain (Loss) on Investments	15.415	39.926	51.253	50.288	(55.481)	34.721
Total from Investment Operations	15.941	40.954	52.214	51.208	(54.669)	35.483
Distributions
Dividends from Net Investment Income	(.531)	(1.034)	(.984)	(.928)	(.771)	(.793)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.531)	(1.034)	(.984)	(.928)	(.771)	(.793)
Net Asset Value, End of Period	$266.56	$251.15	$211.23	$160.00	$109.72	$165.16
Total Return	6.37%	19.44%	32.68%	46.78%	-33.14%	27.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48,061	$45,400	$39,106	$28,096	$18,465	$27,688
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.04%[2]	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	0.43%	0.46%	0.51%	0.67%	0.64%	0.52%
Portfolio Turnover Rate[3]	6%	12%	11%	5%	5%	8%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Morningstar Growth Index Fund
Notes to Financial Statements
Vanguard Morningstar Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. In February 2026, the board of trustees approved a 6-for-1 share split of the fund's ETF share class, which occurred after the close of trading on April 20, 2026. Each ETF shareholder who owned shares as of the close of trading on that date received five additional shares for every share held. Effective April 21, 2026 the ETF shares began trading at the new split-adjusted price. The share split had no effect on fund net assets, but decreased the net asset value per share. Additionally, the share split had no effect on total return.
In June 2026, the Board of Trustees approved changing the Fund’s name to Vanguard Morningstar Growth Index Fund, effective in July 2026, to correspond with the renaming of the Fund's benchmark.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at June 30, 2026.
4.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
12

Morningstar Growth Index Fund
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the fund had contributed to Vanguard capital in the amount of $8,419,000, representing less than 0.01% of the fund’s net assets and 3.37% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
13

Morningstar Growth Index Fund
D.
Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	378,767,598	—	—	378,767,598
Temporary Cash Investments	1,061,064	—	—	1,061,064
Total	379,828,662	—	—	379,828,662

Derivative Financial Instruments
Assets
Swap Contracts	—	5,520	—	5,520
E.
As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	170,521,092
Gross Unrealized Appreciation	212,674,624
Gross Unrealized Depreciation	(3,367,054)
Net Unrealized Appreciation (Depreciation)	209,307,570
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2025, the fund had available capital losses totaling $16,534,028,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.
During the six months ended June 30, 2026, the fund purchased $21,146,067,000 of investment securities and sold $21,141,024,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $15,491,547,000 and $10,490,226,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2026, such purchases were $4,832,145,000 and sales were $7,840,877,000, resulting in net realized loss of $1,778,384,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.
Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	28,438	113	58,869	267
Issued in Lieu of Cash Distributions	635	3	1,528	7
Redeemed	(70,749)	(281)	(142,973)	(640)
Net Increase (Decrease)—Investor Shares	(41,676)	(165)	(82,576)	(366)
ETF Shares[1]
Issued	17,538,447	217,922	47,824,750	651,960
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(10,565,161)	(133,875)	(32,035,047)	(428,550)
Net Increase (Decrease)—ETF Shares	6,973,286	84,047	15,789,703	223,410
14

Morningstar Growth Index Fund
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	5,867,586	23,583	11,830,863	53,433
Issued in Lieu of Cash Distributions	182,589	772	374,956	1,647
Redeemed	(8,139,636)	(32,502)	(15,364,917)	(68,973)
Net Increase (Decrease)—Admiral Shares	(2,089,461)	(8,147)	(3,159,098)	(13,893)
Institutional Shares
Issued	2,594,604	10,504	5,201,491	23,256
Issued in Lieu of Cash Distributions	91,933	388	182,214	801
Redeemed	(2,828,873)	(11,354)	(6,424,445)	(28,425)
Net Increase (Decrease)—Institutional Shares	(142,336)	(462)	(1,040,740)	(4,368)

1	Shares adjusted to reflect a 6-for-1 share split.
H.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.
Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q092 082026
15

Financial Statements
For the six-months ended June 30, 2026
Vanguard Morningstar Large-Cap Index Fund
(formerly Vanguard Large-Cap Index Fund)

Contents
Financial Statements	1

Morningstar Large-Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (1.1%)
	Linde plc	540,245	280,355
	Newmont Corp. (XNYS)	1,246,816	116,453
	Freeport-McMoRan Inc.	1,678,954	105,589
	Ecolab Inc.	295,795	82,411
	Air Products & Chemicals Inc.	260,043	76,239
	Fastenal Co.	1,340,779	64,398
	Nucor Corp.	265,988	59,249
	Steel Dynamics Inc.	79,935	18,342
	International Paper Co.	308,295	11,746
	International Flavors & Fragrances Inc.	142,064	11,254
	LyondellBasell Industries NV Class A	151,193	7,960
			833,996
Consumer Discretionary (12.3%)
*	Amazon.com Inc.	11,306,836	2,694,871
*	Tesla Inc.	3,289,711	1,383,652
	Walmart Inc.	5,120,092	579,902
	Costco Wholesale Corp.	518,141	484,705
	Home Depot Inc.	1,164,524	410,704
*	Netflix Inc.	4,917,755	351,128
	McDonald's Corp.	829,795	224,302
	TJX Cos. Inc.	1,291,468	195,657
	Walt Disney Co.	2,028,062	195,201
*	Uber Technologies Inc.	2,377,364	171,551
	Booking Holdings Inc.	904,976	161,303
	Lowe's Cos. Inc.	654,842	144,386
	Starbucks Corp.	1,331,043	136,019
	Marriott International Inc. Class A	246,367	91,301
	Royal Caribbean Cruises Ltd.	281,900	89,512
*	O'Reilly Automotive Inc.	967,843	89,129
	Hilton Worldwide Holdings Inc.	265,869	87,859
	General Motors Co.	1,053,083	81,172
	Ross Stores Inc.	376,231	80,081
*	Warner Bros Discovery Inc.	2,781,664	74,159
	Target Corp.	530,431	69,280
	Delta Air Lines Inc.	728,934	68,272
*	Airbnb Inc. Class A	463,690	66,354
	Ford Motor Co.	4,571,030	63,537
*	AutoZone Inc.	19,242	61,496
	Electronic Arts Inc.	292,878	60,052
	eBay Inc.	518,548	57,948
	NIKE Inc. Class B	1,400,809	57,503
*	Carvana Co.	794,720	52,308
*	United Airlines Holdings Inc.	379,159	51,562
*	Take-Two Interactive Software Inc.	206,010	51,498
	Yum! Brands Inc.	321,910	51,461
*	Chipotle Mexican Grill Inc.	1,498,101	50,935
	DR Horton Inc.	298,061	48,548
	Garmin Ltd.	191,449	45,477
	Carnival Corp. Ltd.	1,456,375	41,609
*	Roblox Corp. Class A	745,152	40,521
*	Live Nation Entertainment Inc.	192,568	35,261
	Expedia Group Inc.	133,723	34,217
	PulteGroup Inc.	222,455	30,523
	Dollar General Corp.	257,206	29,607
	Southwest Airlines Co.	570,842	29,353
*	Copart Inc.	1,012,590	28,545
	Darden Restaurants Inc.	133,765	27,557
*	Dollar Tree Inc.	213,198	25,786
*	Ulta Beauty Inc.	50,865	22,939
1

Morningstar Large-Cap Index Fund
		Shares	Market Value• ($000)
	Estee Lauder Cos. Inc. Class A	288,687	22,792
	Lennar Corp. Class A	239,093	21,636
	Las Vegas Sands Corp.	347,657	16,058
	Rollins Inc.	365,151	15,241
*	Burlington Stores Inc.	36,676	11,619
	Fox Corp. Class A	209,223	10,913
*	NVR Inc.	1,498	10,206
	Tractor Supply Co.	307,171	9,710
*	Flutter Entertainment plc	81,518	8,329
	TKO Group Holdings Inc.	35,118	7,070
*	Lululemon Athletica Inc.	61,188	6,986
	Fox Corp. Class B	141,728	6,639
	Lennar Corp. Class B	10,559	937
			9,076,879
Consumer Staples (3.3%)
	Procter & Gamble Co.	2,719,583	398,800
	Philip Morris International Inc.	1,820,251	329,302
	Coca-Cola Co.	4,019,917	326,699
	PepsiCo Inc.	1,596,263	216,134
	CVS Health Corp.	1,490,162	154,157
	Altria Group Inc.	1,950,321	140,325
	McKesson Corp.	140,387	106,076
	Mondelez International Inc. Class A	1,499,321	86,721
	Colgate-Palmolive Co.	934,637	85,687
*	Monster Beverage Corp.	799,574	76,855
	Corteva Inc.	783,987	66,396
	Cencora Inc.	215,874	61,088
	Keurig Dr Pepper Inc.	1,509,622	49,410
	Sysco Corp.	558,504	46,680
	Archer-Daniels-Midland Co.	562,920	43,007
	Kenvue Inc.	2,242,538	42,855
	Kimberly-Clark Corp.	387,707	42,559
	Kroger Co.	643,895	35,755
	Hershey Co.	173,136	30,377
	Church & Dwight Co. Inc.	276,573	26,794
	Constellation Brands Inc. Class A	170,887	23,769
	Kraft Heinz Co.	969,057	22,889
	Tyson Foods Inc. Class A	329,050	18,838
	General Mills Inc.	310,592	10,809
	McCormick & Co. Inc.	148,748	7,500
			2,449,482
Energy (3.0%)
	Exxon Mobil Corp.	4,840,858	661,842
	Chevron Corp.	2,209,686	366,278
	ConocoPhillips	1,423,503	147,987
	Williams Cos. Inc.	1,428,204	106,173
	Valero Energy Corp.	346,786	90,317
	Marathon Petroleum Corp.	340,954	87,172
	SLB Ltd.	1,746,069	81,175
	EOG Resources Inc.	622,086	80,703
	Phillips 66	468,259	79,159
	Kinder Morgan Inc.	2,208,728	70,613
	Targa Resources Corp.	250,697	67,222
	Baker Hughes Co.	1,158,641	64,305
	ONEOK Inc.	735,854	63,975
	Cheniere Energy Inc.	244,742	58,496
	Devon Energy Corp.	1,347,082	55,661
	Occidental Petroleum Corp.	871,232	42,316
	Diamondback Energy Inc.	229,994	40,428
	Halliburton Co.	878,078	29,811
	EQT Corp.	364,776	19,395
	Texas Pacific Land Corp.	34,186	14,961
*	First Solar Inc.	59,506	14,041
	Venture Global Inc. Class A	150,954	1,680
			2,243,710
Financials (9.5%)
*	Berkshire Hathaway Inc. Class B	2,063,650	1,032,630
	JPMorgan Chase & Co. (XYNS)	2,908,851	952,154
	Bank of America Corp. (XNYS)	7,459,227	425,027
2

Morningstar Large-Cap Index Fund
		Shares	Market Value• ($000)
	Goldman Sachs Group Inc. (XYNS)	327,399	331,122
	Wells Fargo & Co.	3,573,962	295,352
	Morgan Stanley	1,381,576	288,805
	Citigroup Inc. (XNYS)	1,885,041	263,830
	Charles Schwab Corp.	1,929,559	178,040
	Blackrock Inc.	163,168	156,896
	Progressive Corp.	681,470	148,867
	Chubb Ltd.	407,688	138,916
	S&P Global Inc.	336,399	137,002
	Bank of New York Mellon Corp.	801,623	115,923
	PNC Financial Services Group Inc.	468,986	115,474
	US Bancorp	1,812,934	109,501
	Blackstone Inc.	867,603	102,091
	Marsh & McLennan Cos. Inc.	562,693	93,784
	CME Group Inc.	423,190	93,453
*	Robinhood Markets Inc. Class A	924,019	92,661
	Travelers Cos. Inc.	248,355	81,987
	Intercontinental Exchange Inc.	660,461	81,309
	Aon plc Class A (XNYS)	236,967	78,600
	Moody's Corp.	173,429	78,549
	Truist Financial Corp.	1,455,064	72,491
	KKR & Co. Inc.	786,468	72,182
	Allstate Corp.	300,643	71,535
	Arthur J Gallagher & Co.	300,036	68,879
	Aflac Inc.	535,012	62,730
	Fifth Third Bancorp	1,058,488	59,667
	Apollo Global Management Inc.	471,320	55,762
	MetLife Inc.	638,762	54,046
	State Street Corp.	307,077	52,080
*	Berkshire Hathaway Inc. Class A	68	50,922
	Ameriprise Financial Inc.	105,916	48,590
	Nasdaq Inc.	594,451	46,855
	American International Group Inc.	619,229	46,151
	MSCI Inc.	81,129	45,436
	Prudential Financial Inc.	405,273	43,741
	Interactive Brokers Group Inc. Class A	494,280	43,022
	Hartford Insurance Group Inc.	320,188	42,431
	Huntington Bancshares Inc.	2,367,537	41,976
	M&T Bank Corp.	171,045	40,710
*	Arch Capital Group Ltd.	387,677	37,628
*	Coinbase Global Inc. Class A	246,782	36,077
	Northern Trust Corp.	205,318	35,692
	Cincinnati Financial Corp.	181,845	33,667
	Citizens Financial Group Inc.	469,204	32,877
	Regions Financial Corp.	996,676	30,100
	Raymond James Financial Inc.	196,153	29,821
	Cboe Global Markets Inc.	122,224	29,660
	KeyCorp	1,266,314	29,189
	Willis Towers Watson plc	110,308	28,831
	T Rowe Price Group Inc.	250,243	28,450
	Ares Management Corp. Class A	246,349	27,421
	Principal Financial Group Inc.	252,288	27,192
*	Markel Group Inc.	13,887	27,121
	LPL Financial Holdings Inc.	93,408	26,311
	W R Berkley Corp.	325,948	22,989
	Loews Corp.	192,148	21,753
	Brown & Brown Inc.	336,210	21,568
*	Rocket Cos. Inc. Class A	1,086,034	17,105
	Tradeweb Markets Inc. Class A	135,242	13,478
	Broadridge Financial Solutions Inc.	67,746	9,278
			6,977,387
Health Care (8.5%)
	Eli Lilly & Co.	989,866	1,187,275
	Johnson & Johnson	2,811,356	714,000
	AbbVie Inc.	2,063,411	519,237
	UnitedHealth Group Inc.	1,060,618	440,825
	Merck & Co. Inc.	2,884,471	370,655
	Amgen Inc.	630,314	228,249
	Thermo Fisher Scientific Inc.	434,014	217,597
3

Morningstar Large-Cap Index Fund
		Shares	Market Value• ($000)
	Abbott Laboratories	2,034,232	184,586
	Gilead Sciences Inc.	1,449,992	183,192
*	Intuitive Surgical Inc.	413,621	164,489
	Pfizer Inc.	6,656,238	160,282
*	Vertex Pharmaceuticals Inc.	296,412	147,237
	Danaher Corp.	743,939	141,706
	Bristol-Myers Squibb Co.	2,384,889	137,417
	Stryker Corp.	402,949	126,864
	Medtronic plc	1,499,427	117,300
	Elevance Health Inc. (XNYS)	248,024	95,918
	Cigna Group	308,954	85,172
	Regeneron Pharmaceuticals Inc.	120,313	75,020
*	Boston Scientific Corp.	1,735,892	74,088
	HCA Healthcare Inc.	181,364	70,712
	Cardinal Health Inc.	273,537	64,981
*	Edwards Lifesciences Corp.	672,462	60,831
	Humana Inc.	140,219	55,698
	Becton Dickinson & Co.	321,801	48,698
*	IDEXX Laboratories Inc.	92,128	48,500
*	Alnylam Pharmaceuticals Inc.	155,927	46,939
	Agilent Technologies Inc.	329,605	43,781
*	Waters Corp.	114,671	43,006
*	IQVIA Holdings Inc.	194,924	37,663
*	Biogen Inc.	172,413	37,252
	GE HealthCare Technologies Inc.	531,263	34,006
	ResMed Inc.	169,411	33,015
	Zoetis Inc.	440,643	31,665
*	Veeva Systems Inc. Class A	171,439	30,425
*	Dexcom Inc.	450,660	30,352
	West Pharmaceutical Services Inc.	82,509	29,621
	Quest Diagnostics Inc.	129,285	27,402
	Labcorp Holdings Inc.	95,758	26,812
	STERIS plc	114,510	24,112
*	Centene Corp.	288,031	18,489
*	Medline Inc. Class A	455,709	17,973
*	Insmed Inc.	126,924	13,533
	Zimmer Biomet Holdings Inc.	113,321	9,756
*,1	ABIOMED Inc. CVR	12	—
			6,256,331
Industrials (11.1%)
	Visa Inc. Class A (XNYS)	1,788,368	613,571
	Caterpillar Inc. (XNYS)	537,920	572,831
	Mastercard Inc. Class A	921,865	473,470
	General Electric Co.	1,218,502	455,391
	GE Vernova Inc.	313,837	368,714
	RTX Corp.	1,572,771	298,402
	American Express Co.	637,507	215,637
*	Boeing Co.	920,648	199,293
	Eaton Corp. plc	453,499	193,245
	Deere & Co.	299,492	189,977
	Union Pacific Corp.	693,392	188,603
	Capital One Financial Corp.	726,779	145,806
	Parker-Hannifin Corp.	147,252	144,030
	Lockheed Martin Corp.	269,271	137,183
	Trane Technologies plc	258,168	126,802
	Quanta Services Inc.	175,256	126,191
	Howmet Aerospace Inc.	467,283	125,634
	Cummins Inc.	161,154	114,937
	General Dynamics Corp.	300,040	106,286
	Automatic Data Processing Inc.	466,810	104,542
	Johnson Controls International plc	712,542	104,109
	CSX Corp.	2,170,099	103,145
	3M Co.	609,138	98,625
*	Bloom Energy Corp. Class A	315,590	95,529
	Sherwin-Williams Co.	273,627	94,215
	United Parcel Service Inc. Class B (XNYS)	871,935	93,733
	Emerson Electric Co.	654,151	93,642
	Accenture plc Class A	717,040	89,228
	TransDigm Group Inc.	65,326	87,017
4

Morningstar Large-Cap Index Fund
		Shares	Market Value• ($000)
	Illinois Tool Works Inc.	319,197	86,333
	Northrop Grumman Corp.	165,876	84,482
	CRH plc	780,385	83,501
	United Rentals Inc.	73,165	82,888
	Honeywell International Inc.	370,021	82,848
	Norfolk Southern Corp.	262,303	82,518
*	Honeywell Aerospace Inc.	370,020	81,804
	Comfort Systems USA Inc.	41,113	81,484
	FedEx Corp.	250,802	78,534
	PACCAR Inc.	614,629	73,829
	WW Grainger Inc.	52,383	71,262
*	Keysight Technologies Inc.	199,714	69,914
*	Rocket Lab Corp.	675,914	68,707
	Carrier Global Corp.	921,521	67,594
	Cintas Corp.	397,190	67,554
	AMETEK Inc.	267,701	64,768
[2]	Rockwell Automation Inc.	129,961	64,341
	L3Harris Technologies Inc.	217,569	63,223
	Ferguson Enterprises Inc.	226,498	53,755
	Westinghouse Air Brake Technologies Corp.	198,158	53,423
*	Axon Enterprise Inc.	89,427	50,134
*	Block Inc. (XNYS)	625,060	47,505
	Old Dominion Freight Line Inc.	218,592	47,347
	Vulcan Materials Co.	151,540	44,706
	Martin Marietta Materials Inc.	70,372	40,583
	Ingersoll Rand Inc. (XYNS)	457,026	37,472
	Paychex Inc.	376,552	37,026
[2]	Sunbelt Rentals Holdings Inc.	482,688	36,110
*	Teledyne Technologies Inc.	54,111	36,087
	Dover Corp.	157,258	35,270
	Xylem Inc.	277,591	32,814
	Otis Worldwide Corp.	448,130	32,086
	PPG Industries Inc.	260,286	31,570
*	Fair Isaac Corp.	25,732	30,744
*	Mettler-Toledo International Inc.	23,602	30,152
	Synchrony Financial	393,533	29,928
*	Fiserv Inc.	560,526	27,494
	Verisk Analytics Inc.	153,012	27,470
	PayPal Holdings Inc. (XNGS)	607,919	26,250
	Veralto Corp.	286,793	25,433
	Expeditors International of Washington Inc.	152,728	24,892
	Packaging Corp. of America	104,047	24,792
	Snap-on Inc.	60,485	24,339
*	Corpay Inc.	72,501	24,162
	Fidelity National Information Services Inc.	603,445	23,462
	HEICO Corp. Class A	89,095	22,978
	Equifax Inc.	138,970	22,057
	Global Payments Inc. (XNYS)	246,672	17,898
	HEICO Corp.	48,149	17,150
	Hubbell Inc.	30,811	16,120
	Dow Inc.	422,038	11,547
	Fortive Corp.	178,570	10,909
*	Symbotic Inc.	39,036	1,755
			8,170,792
Real Estate (1.6%)
	Welltower Inc.	824,431	187,121
	Prologis Inc.	1,088,743	147,492
	Equinix Inc.	115,182	120,065
	American Tower Corp.	544,117	89,001
	Simon Property Group Inc.	359,800	80,469
	Digital Realty Trust Inc.	410,405	73,701
	Realty Income Corp.	1,089,117	67,482
	Public Storage	184,518	58,734
	Ventas Inc.	567,810	50,421
*	CBRE Group Inc. Class A	341,915	46,053
	Iron Mountain Inc.	330,112	41,696
	Crown Castle Inc.	509,723	38,601
	Extra Space Storage Inc.	246,742	35,852
	VICI Properties Inc. (XNYS)	1,175,911	31,220
5

Morningstar Large-Cap Index Fund
		Shares	Market Value• ($000)
	AvalonBay Communities Inc.	162,472	30,657
	Equity Residential	437,581	29,725
	SBA Communications Corp.	123,815	21,848
*	CoStar Group Inc.	239,188	6,774
			1,156,912
Technology (44.8%)
	NVIDIA Corp.	26,849,868	5,372,390
	Apple Inc.	17,153,274	4,963,471
	Microsoft Corp.	8,675,631	3,236,184
	Alphabet Inc. Class A	6,848,212	2,447,345
	Broadcom Inc.	5,529,590	2,088,803
	Alphabet Inc. Class C	5,455,675	1,927,654
	Micron Technology Inc.	1,317,074	1,520,285
	Meta Platforms Inc. Class A	2,564,746	1,444,696
*	Advanced Micro Devices Inc.	1,904,368	1,106,266
	Applied Materials Inc.	927,262	670,410
*	Intel Corp.	4,695,865	655,684
	Lam Research Corp.	1,460,538	632,895
	KLA Corp.	1,525,598	460,288
*	Sandisk Corp.	172,953	393,248
*	Palo Alto Networks Inc.	953,008	324,995
	Texas Instruments Inc.	1,062,900	316,819
	Marvell Technology Inc.	1,047,988	312,185
	International Business Machines Corp.	1,097,695	308,683
*	Palantir Technologies Inc. Class A	2,547,506	297,217
	Oracle Corp.	2,015,357	295,351
	Western Digital Corp.	402,554	257,119
	Amphenol Corp. Class A	1,436,787	253,334
	Seagate Technology Holdings plc	261,878	252,712
	Corning Inc.	902,912	230,631
	QUALCOMM Inc.	1,230,965	227,470
	Analog Devices Inc.	568,874	225,940
*	Crowdstrike Holdings Inc. Class A	282,460	215,556
*	AppLovin Corp. Class A	321,358	165,573
	Vertiv Holdings Co. Class A	448,599	150,200
	Dell Technologies Inc. Class C	341,648	147,407
	Salesforce Inc.	897,712	140,636
*	Cadence Design Systems Inc.	322,135	120,904
*	ServiceNow Inc.	1,204,120	119,545
*	Fortinet Inc.	727,326	111,732
*	Datadog Inc. Class A	386,376	100,597
*	Synopsys Inc.	223,632	99,756
*	Snowflake Inc.	384,560	97,870
*	Adobe Inc.	472,085	96,787
*	Cloudflare Inc. Class A	373,182	91,534
*	Coherent Corp.	228,486	90,131
	Teradyne Inc.	182,826	88,459
	Intuit Inc.	319,470	83,382
*	DoorDash Inc. Class A	432,357	79,783
	Monolithic Power Systems Inc.	54,511	75,354
	Hewlett Packard Enterprise Co.	1,549,667	69,905
	TE Connectivity plc	340,909	68,731
	Microchip Technology Inc.	633,118	57,740
*	Autodesk Inc.	246,624	47,949
*,2	CoreWeave Inc. Class A	444,317	44,227
*	Astera Labs Inc.	90,084	43,512
*	ON Semiconductor Corp.	457,712	43,272
	Roper Technologies Inc.	117,877	39,888
	NetApp Inc. (XNGS)	230,493	35,671
*	Flex Ltd.	213,945	34,674
*	Strategy Inc.	386,357	33,586
*	MongoDB Inc.	89,314	30,001
*	Workday Inc. Class A	234,766	28,740
*	Reddit Inc. Class A	157,484	27,336
*	Zoom Communications Inc.	293,569	25,338
	VeriSign Inc.	95,629	24,056
	HP Inc.	1,067,894	23,430
	Cognizant Technology Solutions Corp. Class A	553,130	21,423
	Qnity Electronics Inc.	122,149	19,948
6

Morningstar Large-Cap Index Fund
		Shares	Market Value• ($000)
*	Super Micro Computer Inc. (XNGS)	641,652	18,820
*	Zscaler Inc.	122,512	17,293
*	Atlassian Corp. Ltd. Class A	185,986	14,468
*,2	Cerebras Systems Inc. Class A	35,075	7,752
	SS&C Technologies Holdings Inc.	119,909	7,440
			33,082,481
Telecommunications (2.2%)
	Cisco Systems Inc.	4,142,847	486,619
*	Arista Networks Inc.	1,250,021	212,354
	Verizon Communications Inc.	4,388,803	185,822
	AT&T Inc.	8,114,645	167,973
*,2	Space Exploration Technologies Corp. Class A	689,533	117,814
	Comcast Corp. Class A	4,160,780	102,147
	T-Mobile US Inc.	505,553	84,796
*	Ciena Corp.	165,137	81,010
	Motorola Solutions Inc.	193,868	80,511
*	Lumentum Holdings Inc.	90,862	77,965
*,2	AST SpaceMobile Inc.	166,137	14,763
*	Charter Communications Inc. Class A	46,827	6,659
			1,618,433
Utilities (2.3%)
	NextEra Energy Inc.	2,435,453	213,760
	Southern Co.	1,317,771	126,124
	Duke Energy Corp.	908,903	115,049
	Waste Management Inc.	469,012	104,533
	Constellation Energy Corp.	378,705	94,059
	American Electric Power Co. Inc.	635,459	86,937
	Sempra	763,412	70,776
	Dominion Energy Inc.	1,027,070	70,139
	Entergy Corp.	557,247	64,005
	Vistra Corp.	393,806	62,469
	Xcel Energy Inc.	729,089	58,546
	Exelon Corp.	1,194,985	55,710
	Republic Services Inc.	233,571	49,769
	Waste Connections Inc. (XTSE)	298,091	49,689
	Consolidated Edison Inc.	430,381	47,613
	Public Service Enterprise Group Inc.	581,989	47,234
	WEC Energy Group Inc.	380,397	44,419
	PG&E Corp.	2,503,983	42,117
	Ameren Corp.	323,151	36,529
	CenterPoint Energy Inc.	762,437	33,578
	Edison International	449,410	33,459
	Eversource Energy	439,248	31,744
	DTE Energy Co.	206,504	31,465
	FirstEnergy Corp.	640,378	30,444
	PPL Corp.	834,797	30,345
	American Water Works Co. Inc.	228,078	30,010
	CMS Energy Corp.	360,765	27,599
	NiSource Inc.	280,699	13,347
	Alliant Energy Corp.	150,355	11,471
			1,712,939
Total Common Stocks (Cost $29,226,923)			73,579,342
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[3,4]	Vanguard Market Liquidity Fund, 3.682% (Cost $315,092)	3,151,241	315,093
Total Investments (100.1%) (Cost $29,542,015)			73,894,435
Other Assets and Liabilities—Net (-0.1%)			(74,970)
Net Assets (100%)			73,819,465
Cost is in $000.

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $95,541.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $94,141 was received for securities on loan.

CVR—Contingent Value Rights.
7

Morningstar Large-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2026	164	61,896	901

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Citigroup Inc.	2/1/2027	GSI	4,733	(4.330)	—	(50)
Citigroup Inc.	8/31/2027	BANA	10,636	(4.362)	—	(375)
Elevance Health Inc.	2/1/2027	CITNA	2,211	(4.120)	—	(47)
Global Payments Inc.	8/31/2026	BANA	4,862	(4.278)	311	—
Global Payments Inc.	2/1/2027	CITNA	97	(4.220)	11	—
Goldman Sachs Group Inc.	8/31/2027	BANA	18,252	(4.435)	—	(932)
JPMorgan Chase & Co.	2/1/2027	CITNA	11,873	(4.335)	—	(186)
JPMorgan Chase & Co.	8/31/2027	BANA	61,926	(4.412)	—	(1,477)
PayPal Holdings Inc.	8/31/2026	BANA	17,025	(4.346)	311	—
PayPal Holdings Inc.	2/1/2027	CITNA	872	(3.970)	16	—
Raymond James Financial Inc.	2/1/2027	CITNA	1,362	(4.120)	—	(41)
Salesforce Inc.	8/31/2026	BANA	1,652	(3.570)	75	—
VICI Properties Inc.	8/31/2026	BANA	2,477	(4.323)	42	—
VICI Properties Inc.	2/1/2027	CITNA	189	(4.281)	2	—
Visa Inc. Class A	8/31/2026	BANA	49,578	(3.610)	1,861	—
					2,629	(3,108)

1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At June 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $861 in connection with open over-the-counter swap contracts.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Morningstar Large-Cap Index Fund
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $29,226,923)	73,579,342
Affiliated Issuers (Cost $315,092)	315,093
Total Investments in Securities	73,894,435
Investment in Vanguard	1,598
Cash Collateral Pledged—Futures Contracts	4,965
Receivables for Accrued Income	31,360
Receivables for Capital Shares Issued	4,599
Variation Margin Receivable—Futures Contracts	381
Unrealized Appreciation—Over-the-Counter Swap Contracts	2,629
Total Assets	73,939,967
Liabilities
Due to Custodian	3,214
Payables for Investment Securities Purchased	621
Collateral for Securities on Loan	94,141
Payables for Capital Shares Redeemed	18,373
Payables to Vanguard	1,045
Unrealized Depreciation—Over-the-Counter Swap Contracts	3,108
Total Liabilities	120,502
Net Assets	73,819,465
1 Includes $95,541 of securities on loan.
At June 30, 2026, net assets consisted of:

Paid-in Capital	30,925,826
Total Distributable Earnings (Loss)	42,893,639
Net Assets	73,819,465

Investor Shares—Net Assets
Applicable to 205,405 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	28,550
Net Asset Value Per Share—Investor Shares	$138.99

ETF Shares—Net Assets
Applicable to 152,600,351 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	52,511,336
Net Asset Value Per Share—ETF Shares	$344.11

Admiral™ Shares—Net Assets
Applicable to 98,612,013 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,136,793
Net Asset Value Per Share—Admiral Shares	$173.78

Institutional Shares—Net Assets
Applicable to 5,792,111 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,142,786
Net Asset Value Per Share—Institutional Shares	$715.25

See accompanying Notes, which are an integral part of the Financial Statements.
9

Morningstar Large-Cap Index Fund
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Dividends[1]	396,319
Interest[2]	3,222
Securities Lending—Net	8
Total Income	399,549
Expenses
The Vanguard Group—Note C
Investment Advisory Services	198
Management and Administrative—Investor Shares	21
Management and Administrative—ETF Shares	6,361
Management and Administrative—Admiral Shares	3,586
Management and Administrative—Institutional Shares	517
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	675
Marketing and Distribution—Admiral Shares	304
Marketing and Distribution—Institutional Shares	65
Custodian Fees	246
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	317
Shareholders’ Reports—Admiral Shares	39
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	17
Other Expenses	9
Total Expenses	12,357
Net Investment Income	387,192
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	387,719
Futures Contracts	(1,270)
Swap Contracts	(2,736)
Foreign Currencies	—
Realized Net Gain (Loss)	383,713
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	5,960,297
Futures Contracts	1,084
Swap Contracts	190
Change in Unrealized Appreciation (Depreciation)	5,961,571
Net Increase (Decrease) in Net Assets Resulting from Operations	6,732,476

1	Dividends are net of foreign withholding taxes of $31.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,139, ($8), and ($2), respectively. Purchases and sales are for temporary cash investment purposes.

3	Includes $599,721 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Morningstar Large-Cap Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	387,192	730,985
Realized Net Gain (Loss)	383,713	2,469,660
Change in Unrealized Appreciation (Depreciation)	5,961,571	7,211,228
Net Increase (Decrease) in Net Assets Resulting from Operations	6,732,476	10,411,873
Distributions
Investor Shares	(132)	(265)
ETF Shares	(280,015)	(512,178)
Admiral Shares	(90,363)	(176,287)
Institutional Shares	(21,846)	(43,868)
Total Distributions	(392,356)	(732,598)
Capital Share Transactions
Investor Shares	(226)	(6,770)
ETF Shares	759,506	1,454,753
Admiral Shares	(407,448)	(731,058)
Institutional Shares	(51,532)	(2,373)
Net Increase (Decrease) from Capital Share Transactions	300,300	714,552
Total Increase (Decrease)	6,640,420	10,393,827
Net Assets
Beginning of Period	67,179,045	56,785,218
End of Period	73,819,465	67,179,045

See accompanying Notes, which are an integral part of the Financial Statements.
11

Morningstar Large-Cap Index Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$127.13	$108.91	$88.20	$70.38	$89.03	$71.00
Investment Operations
Net Investment Income[1]	.644	1.227	1.176	1.142	1.058	.956
Net Realized and Unrealized Gain (Loss) on Investments	11.864	18.220	20.755	17.823	(18.646)	18.025
Total from Investment Operations	12.508	19.447	21.931	18.965	(17.588)	18.981
Distributions
Dividends from Net Investment Income	(.648)	(1.227)	(1.221)	(1.145)	(1.062)	(.951)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.648)	(1.227)	(1.221)	(1.145)	(1.062)	(.951)
Net Asset Value, End of Period	$138.99	$127.13	$108.91	$88.20	$70.38	$89.03
Total Return[2]	9.89%	17.96%	24.95%	27.12%	-19.78%	26.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29	$26	$30	$23	$17	$36
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%[3]	0.17%[3]	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	0.99%	1.07%	1.17%	1.44%	1.38%	1.19%
Portfolio Turnover Rate[4]	2%	3%	2%	2%	3%	4%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Morningstar Large-Cap Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$314.75	$269.66	$218.35	$174.22	$220.44	$175.80
Investment Operations
Net Investment Income[1]	1.815	3.401	3.240	3.079	2.905	2.646
Net Realized and Unrealized Gain (Loss) on Investments	29.382	45.103	51.408	44.134	(46.233)	44.617
Total from Investment Operations	31.197	48.504	54.648	47.213	(43.328)	47.263
Distributions
Dividends from Net Investment Income	(1.837)	(3.414)	(3.338)	(3.083)	(2.892)	(2.623)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.837)	(3.414)	(3.338)	(3.083)	(2.892)	(2.623)
Net Asset Value, End of Period	$344.11	$314.75	$269.66	$218.35	$174.22	$220.44
Total Return	9.97%	18.10%	25.12%	27.29%	-19.68%	27.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$52,511	$47,236	$39,086	$30,728	$24,137	$28,242
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.04%[2]	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	1.13%	1.19%	1.30%	1.57%	1.55%	1.33%
Portfolio Turnover Rate[3]	2%	3%	2%	2%	3%	4%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Morningstar Large-Cap Index Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$158.95	$136.18	$110.27	$87.98	$111.33	$88.79
Investment Operations
Net Investment Income[1]	.902	1.702	1.622	1.544	1.456	1.325
Net Realized and Unrealized Gain (Loss) on Investments	14.841	22.778	25.961	22.293	(23.348)	22.530
Total from Investment Operations	15.743	24.480	27.583	23.837	(21.892)	23.855
Distributions
Dividends from Net Investment Income	(.913)	(1.710)	(1.673)	(1.547)	(1.458)	(1.315)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.913)	(1.710)	(1.673)	(1.547)	(1.458)	(1.315)
Net Asset Value, End of Period	$173.78	$158.95	$136.18	$110.27	$87.98	$111.33
Total Return[2]	9.96%	18.09%	25.10%	27.28%	-19.70%	27.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,137	$16,068	$14,446	$11,953	$9,583	$11,847
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%[3]	0.05%[3]	0.05%[3]	0.05%
Ratio of Net Investment Income to Average Net Assets	1.11%	1.18%	1.29%	1.56%	1.54%	1.32%
Portfolio Turnover Rate[4]	2%	3%	2%	2%	3%	4%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Morningstar Large-Cap Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$654.22	$560.49	$453.84	$362.12	$458.22	$365.43
Investment Operations
Net Investment Income[1]	3.781	7.093	6.727	6.401	6.032	5.477
Net Realized and Unrealized Gain (Loss) on Investments	61.067	93.731	106.860	91.727	(96.092)	92.764
Total from Investment Operations	64.848	100.824	113.587	98.128	(90.060)	98.241
Distributions
Dividends from Net Investment Income	(3.818)	(7.094)	(6.937)	(6.408)	(6.040)	(5.451)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.818)	(7.094)	(6.937)	(6.408)	(6.040)	(5.451)
Net Asset Value, End of Period	$715.25	$654.22	$560.49	$453.84	$362.12	$458.22
Total Return	9.97%	18.10%	25.12%	27.28%	-19.69%	27.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,143	$3,848	$3,224	$2,648	$2,071	$2,524
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.04%[2]	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	1.13%	1.19%	1.30%	1.57%	1.55%	1.32%
Portfolio Turnover Rate[3]	2%	3%	2%	2%	3%	4%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
15

Morningstar Large-Cap Index Fund
Notes to Financial Statements
Vanguard Morningstar Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
In June 2026, the Board of Trustees approved changing the Fund’s name to Vanguard Morningstar Large-Cap Index Fund, effective in July 2026, to correspond with the renaming of the Fund's benchmark.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
16

Morningstar Large-Cap Index Fund
During the six months ended June 30, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.
In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the
FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the fund had contributed to Vanguard capital in the amount of $1,598,000, representing less than 0.01% of the fund’s net assets and 0.64% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.
Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
17

Morningstar Large-Cap Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	73,579,342	—	—	73,579,342
Temporary Cash Investments	315,093	—	—	315,093
Total	73,894,435	—	—	73,894,435

Derivative Financial Instruments
Assets
Futures Contracts[1]	901	—	—	901
Swap Contracts	—	2,629	—	2,629
Total	901	2,629	—	3,530
Liabilities
Swap Contracts	—	(3,108)	—	(3,108)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E.
As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	29,584,426
Gross Unrealized Appreciation	45,004,967
Gross Unrealized Depreciation	(694,057)
Net Unrealized Appreciation (Depreciation)	44,310,910
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2025, the fund had available capital losses totaling $1,802,246,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.
During the six months ended June 30, 2026, the fund purchased $1,386,866,000 of investment securities and sold $1,664,491,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,184,798,000 and $779,962,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2026, such purchases were $185,046,000 and sales were $360,385,000, resulting in net realized loss of $124,752,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.
Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	1,670	13	3,319	30
Issued in Lieu of Cash Distributions	132	1	265	2
Redeemed	(2,028)	(16)	(10,354)	(96)
Net Increase (Decrease)—Investor Shares	(226)	(2)	(6,770)	(64)
18

Morningstar Large-Cap Index Fund
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,532,617	4,900	4,395,889	16,428
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(773,111)	(2,375)	(2,941,136)	(11,300)
Net Increase (Decrease)—ETF Shares	759,506	2,525	1,454,753	5,128
Admiral Shares
Issued	659,047	4,054	1,362,999	9,644
Issued in Lieu of Cash Distributions	72,778	459	143,244	979
Redeemed	(1,139,273)	(6,991)	(2,237,301)	(15,613)
Net Increase (Decrease)—Admiral Shares	(407,448)	(2,478)	(731,058)	(4,990)
Institutional Shares
Issued	273,566	397	1,002,160	1,729
Issued in Lieu of Cash Distributions	18,704	29	36,700	61
Redeemed	(343,802)	(516)	(1,041,233)	(1,660)
Net Increase (Decrease)—Institutional Shares	(51,532)	(90)	(2,373)	130
H.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.
Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q03072 082026
19

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – U.S. Stock Index Funds

A majority of independent trustees of the board of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Value Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund, Vanguard Mid-Cap Value Index Fund, Vanguard Growth Index Fund, Vanguard Value Index Fund, and Vanguard Large-Cap Index Fund (Trustees) have renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to each fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that continuing the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management.

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangements. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The Trustees determined that VPM’s SE, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangements should continue.

Cost

The Trustees concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VPM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement - Vanguard 500 Index Fund

A majority of independent trustees of the board of Vanguard 500 Index Fund (Trustees) renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that continuing the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management.

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Global Equity Index Management team (GE), now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Global Equity Index Management team, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 17, 2026

VANGUARD INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 17, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.